UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-06602


                       The Preferred Group of Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              411 Hamilton Blvd, Suite 1200, Peoria, IL 61602-3106
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               David L. Bomberger
                      The Preferred Group of Mutual Funds
                       411 Hamilton Boulevard, Suite 1200
                              Peoria, IL 61602-3106
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (309) 675-4999

Date of fiscal year end: June 30
                         -------

Date of reporting period: March 31, 2006
                          ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

PREFERRED INTERNATIONAL GROWTH FUND AS OF MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Common Stock - 96.11%                                                              Shares            Value
-----------------------------------------------------------------------------------------------------------
AUSTRALIA - 2.14%

INSURANCE 2.14%
          QBE Insurance Group Ltd                                                 134,855        2,113,830
                                                                                          -----------------

Total Australia                                                                                  2,113,830
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
CANADA - 3.63%

MATERIALS 1.89%
          Teck Cominco Ltd                                                         29,000        1,867,872

TELECOMMUNICATION SERVICES 1.74%
          Rogers Communications Inc ~                                              44,990        1,718,073
                                                                                          -----------------

Total Canada                                                                                     3,585,945
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
CHINA (HONG KONG) -  3.02%

ENERGY 1.22%
          CNOOC Ltd                                                             1,561,000        1,206,967

TELECOMMUNICATION SERVICES 1.80%
          China Mobile                                                            339,000        1,780,198
                                                                                          -----------------

Total China (Hong Kong)                                                                          2,987,165
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
FINLAND 2.39%

ENERGY 2.39%
          Fortum OYJ                                                               93,400        2,360,341
                                                                                          -----------------

Total Finland                                                                                    2,360,341
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
FRANCE - 11.95%

CAPITAL GOODS 2.57%
          Vinci SA                                                                 25,100        2,478,440
          Vinci SA  - Rights                                                       25,100           53,925
                                                                                          -----------------
                                                                                                 2,532,365
                                                                                          -----------------
FOOD & STAPLES RETAILING 2.22%
          Groupe Danone                                                            17,900        2,196,602

INSURANCE 2.94%
          AGF - Assur Gen De France                                                24,040        2,906,303

SOFTWARE & SERVICES 2.00%
          Cap Gemini SA                                                            36,150        1,972,794

TELECOMMUNICATION SERVICES 2.22%
          Bouygues *                                                               41,235        2,194,738
                                                                                          -----------------

Total France                                                                                    11,802,802
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
GERMANY - 9.71%

BANKS 2.49%
          Commerzbank AG                                                           61,600        2,458,440

DIVERSIFIED FINANCIALS 1.97%
          Hypo Real Estate *                                                       28,365        1,947,673

HEALTH CARE PROVIDERS & SERVICES 1.77%
          Fresenius Medical ~                                                      14,600        1,747,338

MATERIALS 1.80%
          Bayer AG                                                                 44,250        1,775,674

PHARMACEUTICALS & BIOTECHNOLOGY 1.68%
          Merck KGAA                                                               17,450        1,661,211
                                                                                          -----------------

Total Germany                                                                                    9,590,336
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
IRELAND 1.69%

BANKS 1.69%
          Anglo Irish Bank Corp PLC *                                             101,060        1,668,266
                                                                                          -----------------

Total Ireland                                                                                    1,668,266
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
ITALY 5.09%

BANKS 3.31%
          Banca Popolare Di Milano * ~                                            117,705        1,391,557
          Unicredito Italian                                                      258,950        1,874,880
                                                                                          -----------------

                                                                                                 3,266,437
                                                                                          -----------------
TRANSPORTATION 1.78%
          Fiat Spa - Savers Class                                                  46,320          512,475
          Fiat Spa ~                                                               98,800        1,247,204
                                                                                          -----------------

                                                                                                 1,759,679
                                                                                          -----------------

Total Italy                                                                                      5,026,116
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
JAPAN - 15.72%

BANKS 2.71%
          Mitsubishi UFJ Financial Group                                              175        2,680,965

CAPITAL GOODS 1.10%
          Japan Steel Works                                                       158,600        1,083,925

DIVERSIFIED FINANCIALS 4.30%
          Daiwa Securities Group Inc ~                                            125,000        1,679,859
          Mitsui Trust Holdings Inc                                               175,200        2,566,230
                                                                                          -----------------
                                                                                                 4,246,089
                                                                                          -----------------
PHARMACEUTICALS & BIOTECHNOLOGY 1.68%
          Takeda Pharmaceutical Co Ltd ~                                           29,100        1,661,866

RETAILING 3.46%
          Marui Co                                                                 73,500        1,454,424
          Yamada Denki Co                                                          16,950        1,957,628
                                                                                          -----------------
                                                                                                 3,412,052
                                                                                          -----------------
TRANSPORTATION 2.47%
          Mitsubishi Corp *                                                       107,100        2,442,895

Total Japan                                                                                     15,527,792
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------

MEXICO 3.09%

FOOD, BEVERAGE & TOBACCO 1.87%
          Fomento Economico Mexicano Sponsored ADR                                 20,090        1,841,449

TELECOMMUNICATION SERVICES 1.22%
          America Movil ADR                                                        35,280        1,208,693
                                                                                          -----------------

Total Mexico                                                                                     3,050,142
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
NORWAY -  3.67%

ENERGY 3.67%
          Norsk Hydro ASA ~                                                        12,395        1,718,557
          Statoil ASA ~                                                            65,890        1,901,573
                                                                                          -----------------

Total  Norway                                                                                    3,620,130
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 1.30%

ENERGY 1.30%
          Sasol Ltd                                                                34,000        1,287,084
                                                                                          -----------------

Total South Africa                                                                               1,287,084
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
SOUTH KOREA - 5.55%

AUTOMOBILES & COMPONENTS 1.46%
          Hyundai Motor Co                                                         17,110        1,438,673

DIVERSIFIED FINANCIALS 1.99%
          Shinhan Financial                                                        43,900        1,965,368

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.10%
          Samsung Electronic                                                        3,205        2,078,063
                                                                                          -----------------

Total South Korea                                                                                5,482,104
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
SPAIN 4.13%

CAPITAL GOODS 2.61%
          ACS Actividades                                                          66,375        2,582,945

UTILITIES 1.52%
          Endesa SA ~                                                              46,400        1,500,373
                                                                                          -----------------

Total Spain                                                                                      4,083,318
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
SWEDEN - 1.99%

CAPITAL GOODS 1.99%
          Atlas Copco AB                                                           69,600        1,962,141
                                                                                          -----------------

Total Sweden                                                                                     1,962,141
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
SWITZERLAND - 5.44%

PHARMACEUTICALS & BIOTECHNOLOGY 5.44%
          Novartis AG *                                                            50,835        2,829,262
          Roche Holding AG ADR ~                                                   17,095        2,547,223
                                                                                          -----------------


Total Switzerland                                                                                5,376,485
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------

TAIWAN -  4.10%

RIGHTS / WARRANTS 4.10%
          Merrill Lynch International Warrants                                    282,000        1,746,319
          Merrill CW10 High Tech Company Warrants                                  84,100        2,300,841
                                                                                          -----------------

Total Taiwan                                                                                     4,047,160
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 11.50%

CONSUMER SERVICES 1.20%
          Sportingbet PLC                                                         182,350        1,189,322

ENERGY 2.30%
          Scottish Power                                                          224,250        2,269,958

MATERIALS 5.03%
          BHP Billiton PLC *                                                      165,070        3,018,838
          Rio Tinto PLC                                                            38,400        1,951,524
                                                                                          -----------------
                                                                                                 4,970,362
                                                                                          -----------------
PHARMACEUTICALS & BIOTECHNOLOGY 2.97%
          GlaxoSmithKline PLC                                                     111,335        2,914,275


Total United Kingdom                                                                            11,343,917
                                                                                          -----------------

-----------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                                                              94,915,074
                                                                                          -----------------
 (Cost $72,024,155)

-----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 18.78%                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 2.58%
          State Street Global Advisors
           Money Market Fund
           4.34 % yield as of March 31, 2006 ^^^                                2,552,497        2,552,497
                                                                                          -----------------

SHORT TERM INVESTMENT TRUST - 16.20%
          State Street Securities Lending Quality Trust
           4.71% yield as of March 31, 2006 ^^^                                15,997,903       15,997,903
                                                                                          -----------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $18,550,400)                                                                             18,550,400
                                                                                          -----------------

TOTAL INVESTMENTS - 114.89%
 (Cost $90,574,555)                                                                            113,465,474
                                                                                          -----------------

OTHER ASSETS & LIABILITIES - -14.89%                                                           (14,709,939)
                                                                                          -----------------


TOTAL NET ASSETS - 100%                                                                         98,755,535
                                                                                          =================


PREFERRED INTERNATIONAL VALUE FUND AS OF MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.59%                                                           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------
AUSTRALIA - 1.68%

REAL ESTATE 1.68%
           Lend Lease Corporation Ltd                                        1,059,800          10,507,893
                                                                                       --------------------


Total Australia                                                                                 10,507,893
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
BRAZIL - 0.75%

ENERGY 0.75%
           Petroleo Brasileiro SA ADR                                           54,008           4,680,873
                                                                                       --------------------


Total Brazil                                                                                     4,680,873
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
CHINA (HONG KONG) - 1.67%

DIVERSIFIED FINANCIALS 1.67%
           Swire Pacific Ltd                                                 1,067,000          10,443,192
                                                                                       --------------------


Total China (Hong Kong)                                                                         10,443,192
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
FINLAND - 1.78%

MATERIALS 1.78%
           Stora Enso OYJ ~                                                    721,200          11,117,485
                                                                                       --------------------


Total Finland                                                                                   11,117,485
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
FRANCE - 6.99%

CAPITAL GOODS 2.45%
           Schneider Electric ~                                                141,500          15,303,165

FOOD, BEVERAGE & TOBACCO 1.73%
           Carrefour SA ~                                                      203,100          10,822,349

INSURANCE 2.81%
           AXA ~                                                               498,600          17,526,611
                                                                                       --------------------


Total France                                                                                    43,652,125
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
GERMANY - 7.53%

CAPITAL GOODS 1.93%
           Siemens AG                                                          128,900          12,053,587


CONSUMER DURABLES & APPAREL 2.22%
           Adidas-Salomon AG ~                                                  70,000          13,865,602

RETAILING 1.61%
           Metro AG ~                                                          195,600          10,045,209

TRANSPORTATION 1.77%
           Deutsche Post AG                                                    438,900          11,022,324
                                                                                       --------------------


Total Germany                                                                                   46,986,722
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
ITALY - 5.63%

BANKS 2.20%
           Unicredito Italiano Bank                                          1,898,900          13,748,637

ENERGY 3.43%
           Saipem SPA                                                          602,700          13,965,427
           Eni SPA                                                             260,200           7,415,706
                                                                                       --------------------
                                                                                                21,381,133
                                                                                       --------------------

Total Italy                                                                                     35,129,770
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
JAPAN - 18.67%

AUTOMOBILES & COMPONENTS 4.31%
           Bridgestone Corp                                                    592,000          12,369,548
           Toyota Motor Corp ~                                                 265,000          14,502,319
                                                                                       --------------------
                                                                                                26,871,867
                                                                                       --------------------
BANKS 2.56%
           Mitsubishi UFJ Financial Group                                        1,042          15,963,232

CONSUMER DURABLES & APPAREL 2.53%
           Fuji Photo Film Co ~                                                281,100           9,402,298
           Nikon Corp ~                                                        354,000           6,357,207
                                                                                       --------------------
                                                                                                15,759,505

DIVERSIFIED FINANCIALS 2.85%
           Sumitomo Trust & Banking Co Ltd  ~                                1,535,000          17,793,693

INDUSTRIALS 1.63%
           Sumitomo Corp                                                       713,000          10,170,543

PHARMACEUTICALS & BIOTECHNOLOGY 2.74%
           Takeda Pharmaceutical Co Ltd ~                                      299,400          17,098,380

TECHNOLOGY HARDWARE & EQUIPMENT 2.05%
           Kyocera Corp ~                                                      144,100          12,779,455
                                                                                       --------------------


Total Japan                                                                                    116,436,675
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
MEXICO - 1.48%

TELECOMMUNICATION SERVICES 1.48%
           Telefonos De Mexico SA ADR                                          410,780           9,234,334
                                                                                       --------------------


Total Mexico                                                                                     9,234,334
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
NETHERLANDS - 4.36%

BANKS 2.06%
           ABN AMRO Holdings NV                                                427,200          12,828,564

DIVERSIFIED FINANCIALS 2.30%
           ING Groep NV ~                                                      362,600          14,348,038
                                                                                       --------------------

Total Netherlands                                                                               27,176,602
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
PORTUGAL - 2.00%

TELECOMMUNICATION SERVICES 2.00%
           Portugal Telecom SGPS SA                                          1,025,400          12,458,751
                                                                                       --------------------


Total Portugal                                                                                  12,458,751
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
SINGAPORE - 3.04%

BANKS 2.05%
           United Overseas Bank Ltd ~                                        1,326,000          12,801,683

CAPITAL GOODS 0.99%
           Keppel Corp Ltd                                                     721,000           6,157,626
                                                                                       --------------------

Total Singapore                                                                                 18,959,309
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
SOUTH KOREA - 5.16%

BANKS 3.25%
           Kookmin Bank                                                        234,670          20,263,277

CONSUMER DURABLES & APPAREL 1.91%
           LG Electronics Inc                                                  146,900          11,913,467
                                                                                       --------------------

Total South Korea                                                                               32,176,744
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
SPAIN - 5.29%

BANKS 2.00%
           BBV Argentaria ~                                                    597,300          12,484,547

ENERGY 1.23%
           Repsol YPF SA                                                       269,100           7,656,291

UTILITIES 2.06%
           Iberdrola SA ~                                                      399,200          12,908,385
                                                                                       --------------------


Total Spain                                                                                     33,049,223
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
SWEDEN - 1.96%

CAPITAL GOODS 1.96%
           Atlas Copco AB                                                      433,500          12,221,092
                                                                                       --------------------


Total Sweden                                                                                    12,221,092
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
SWITZERLAND - 9.50%

CONSUMER DURABLES & APPAREL 2.14%
           Swatch Group ~                                                       79,400          13,342,540

FOOD & STAPLES RETAILING 2.07%
           Nestle SA ~                                                          43,400          12,893,563

MATERIALS 5.29%
           Givaudan AG ~                                                        19,200          14,768,664
           Holcim Ltd                                                          229,500          18,287,414
                                                                                       --------------------
                                                                                                33,056,078
                                                                                       --------------------


Total Switzerland                                                                               59,292,181
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 18.10%

BANKS 3.84%
           Lloyds TSB Group PLC                                              1,281,900          12,273,653
           Royal Bank of Scotland PLC                                          358,700          11,685,076
                                                                                       --------------------
                                                                                                23,958,729
                                                                                       --------------------

COMMERCIAL SERVICES & SUPPLIES 3.11%
           Group 4 Securicor PLC                                             2,157,700           7,102,141
           Unilever                                                          1,200,400          12,297,127
                                                                                       --------------------
                                                                                                19,399,268
                                                                                       --------------------
MEDIA 4.10%
           Pearson PLC                                                         930,400          12,913,232
           WPP Group                                                         1,056,100          12,683,266
                                                                                       --------------------
                                                                                                25,596,498
                                                                                       --------------------
PHARMACEUTICALS & BIOTECHNOLOGY 2.48%
           GlaxoSmithKline PLC                                                 590,790          15,464,362

RETAILING 2.64%
           Kingfisher                                                        2,801,000          11,667,586
           Marks & Spencer Group PLC                                           495,100           4,792,040
                                                                                       --------------------
                                                                                                16,459,626
                                                                                       --------------------
TELECOMMUNICATION SERVICES 1.93%
           Vodafone Group                                                    5,731,700          12,012,485
                                                                                       --------------------


Total United Kingdom                                                                           112,890,968
                                                                                       --------------------

-----------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
 (Cost $454,469,195)                                                                           596,413,939
                                                                                       --------------------


-----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 16.99%                                                 SHARES               VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 4.67%
           State Street Repo, 2.30%, dated March 31, 2006,
           due April 3, 2006, repurchase price $29,121,581,
           collateralized by 31,065,000 U.S. Treasury Note, 4.25%,
           due August 15, 2015, valued at $29,759,594 ^^^                   29,116,000          29,116,000

SHORT TERM INVESTMENT TRUST - 12.32%
           State Street Securities Lending Quality Trust
            4.71% yield as of March 31, 2006 ^^^                            76,896,385          76,896,385
                                                                                       --------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $106,012,385)                                                                           106,012,385
                                                                                       --------------------

TOTAL INVESTMENTS - 112.58%
 (Cost $560,481,580)                                                                           702,426,324
                                                                                       --------------------

OTHER ASSETS & LIABILITIES - -12.58%                                                           (78,323,773)
                                                                                       --------------------


TOTAL NET ASSETS - 100%                                                                        624,102,551
                                                                                       ====================


PREFERRED SMALL CAP GROWTH FUND AS OF MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Common Stock - 95.54%                                                             Shares             Value
-----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 10.37%
CONSUMER DURABLES & APPAREL 1.15%
           Carter Holdings Inc * ~                                                16,300         1,100,087
           Crocs Inc * ~                                                          27,230           684,835
                                                                                         ------------------
                                                                                                 1,784,922
                                                                                         ------------------

CONSUMER SERVICES 2.46%
           Isle of Capri Casinos Inc * ~                                          27,190           904,883
           McCormick & Schmick's Seafood Restaurants Inc *                        45,220         1,151,753
           Ruby Tuesday Inc ~                                                     55,000         1,764,400
                                                                                         ------------------
                                                                                                 3,821,036
                                                                                         ------------------

RETAILING 6.76%
           Citi Trends Inc * ~                                                    21,210           843,310
           Coldwater Creek Inc * ~                                                52,072         1,447,602
           Gamestop Corp *                                                        33,700         1,588,618
           Genesco Inc * ~                                                        35,500         1,380,595
           Gymboree Corp * ~                                                      55,260         1,438,970
           Hibbett Sporting Goods Inc * ~                                         35,940         1,185,661
           Nutri/Systems Inc *                                                    26,430         1,255,954
           Tractor Supply Co *                                                    20,910         1,387,169
                                                                                         ------------------
                                                                                                10,527,879
                                                                                         ------------------


                                                                                         ------------------
           TOTAL CONSUMER DISCRETIONARY                                                         16,133,837
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 2.13%
FOOD, BEVERAGE & TOBACCO 1.06%
           Hansen Natural Corp * ~                                                 7,490           944,115
           The Hain Celestial Group Inc *                                         27,020           707,654
                                                                                         ------------------
                                                                                                 1,651,769
                                                                                         ------------------

FOOD & STAPLES RETAILING 0.31%
           Wild Oats Markets Inc *                                                23,670           481,211
                                                                                         ------------------

HOUSEHOLD PRODUCTS 0.76%
           Central Garden & Pet Co *                                              22,260         1,182,896
                                                                                         ------------------


                                                                                         ------------------
           TOTAL CONSUMER STAPLES                                                                3,315,876
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

ENERGY 6.97%
ENERGY 6.97%
           Basic Energy Services Inc * ~                                          29,330           874,034
           Crosstex Energy Inc                                                    10,060           779,147
           Dril-Quip Inc * ~                                                      12,340           874,289
           Foundation Coal Holdings Inc ~                                         20,770           854,478
           Frontier Oil Corp ~                                                    26,450         1,569,807
           Hornbeck Offshore Services Inc *                                       26,980           973,169
           Oil States International Inc * ~                                       27,910         1,028,483
           Parallel Petroleum Corp * ~                                            58,900         1,086,705

           St Mary Land & Exploration Co ~                                        22,220           907,243
           Superior Energy Services Inc *                                         39,520         1,058,741
           Warren Resources Inc * ~                                               55,790           831,271


                                                                                         ------------------
           TOTAL ENERGY                                                                         10,837,367
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

FINANCIALS 8.68%
BANKS 1.96%
           Boston Private Financial Holdings Inc ~                                36,820         1,244,148
           East West Bancorp Inc ~                                                23,690           913,249
           Wintrust Financial Corp ~                                              15,390           895,236
                                                                                         ------------------
                                                                                                 3,052,633
                                                                                         ------------------
DIVERSIFIED FINANCIALS 3.04%
           Greenhill & Company Inc ~                                              15,790         1,043,877
           Heartland Payment Systems Inc * ~                                      24,890           616,525
           Investment Technology Group Inc *                                      22,750         1,132,950
           Moneygram International Inc * ~                                        30,070           923,750
           Nasdaq Stock Market Inc * ~                                            25,170         1,007,807
                                                                                         ------------------
                                                                                                 4,724,909
                                                                                         ------------------
INSURANCE 0.98%
           Argonaut Group Inc *                                                   25,230           896,926
           Covanta Holding Corp * ~                                               37,680           628,126
                                                                                         ------------------
                                                                                                 1,525,052
                                                                                         ------------------
REAL ESTATE 2.70%
           Highland Hospitality Corp ~                                            52,200           663,462
           Jones Lang LaSalle Inc                                                 14,600         1,117,484
           Kilroy Realty Corp REIT ~                                              15,210         1,175,125
           Sunstone Hotel Investors Inc REIT ~                                    43,170         1,250,635
                                                                                         ------------------
                                                                                                 4,206,706
                                                                                         ------------------


                                                                                         ------------------
           TOTAL FINANCIALS                                                                     13,509,300
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

HEALTH CARE 19.17%
HEALTH CARE EQUIPMENT & SERVICES 10.86%
           Chemed Corp ~                                                          25,870         1,535,126
           Ev3 Inc * ~                                                            37,650           666,781
           Healthways Inc * ~                                                     24,600         1,253,124
           Intuitive Surgical Inc * ~                                             17,910         2,113,380
           Kyphon Inc * ~                                                         30,830         1,146,876
           Polymedica Corp ~                                                      23,860         1,010,710
           Psychiatric Solutions Inc * ~                                          91,730         3,039,015
           Sierra Health Services Inc * ~                                         41,460         1,687,422
           Sunrise Senior Living Inc * ~                                          42,110         1,641,027
           VCA Antech Inc *                                                       40,840         1,163,123
           WellCare Health Plans Inc * ~                                          35,840         1,628,570
                                                                                         ------------------
                                                                                                16,885,154
                                                                                         ------------------
PHARMACEUTICALS & BIOTECHNOLOGY 8.31%
           Adams Respiratory Therapeutics Inc *                                   21,030           836,363
           Amylin Pharmaceuticals Inc * ~                                         29,650         1,451,367
           Cubist Pharmaceuticals Inc * ~                                         30,790           707,246
           Illumina Inc * ~                                                       52,960         1,257,800
           Medicis Pharmaceutical Corp * ~                                        34,590         1,127,634
           Myogen Inc * ~                                                         50,920         1,844,832

           Nektar Therapeutics * ~                                                49,740         1,013,701
           Neurocrine Biosciences Inc * ~                                         14,430           931,312
           New River Pharmaceuticals Inc * ~                                      44,730         1,485,483
           United Therapeutics Corp * ~                                           10,020           664,126
           Vertex Pharmaceuticals Inc * ~                                         44,280         1,620,205
                                                                                         ------------------
                                                                                                12,940,069
                                                                                         ------------------


                                                                                         ------------------
           TOTAL HEALTH CARE                                                                    29,825,223
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

INDUSTRIALS 17.64%
CAPITAL GOODS 10.90%
           Actuant Corp ~                                                         11,080           678,318
           Acuity Brands Inc ~                                                    27,400         1,096,000
           Bucyrus International Inc                                              34,620         1,668,338
           Energy Conversion Devices Inc * ~                                      12,020           591,144
           Gardner Denver Inc * ~                                                 20,480         1,335,296
           Granite Construction Inc ~                                             22,050         1,073,394
           The Greenbrier Cos Inc ~                                               20,350           815,017
           JLG Industries Inc                                                     74,500         2,293,855
           Lennox International Inc ~                                             24,010           716,939
           Manitowoc Inc ~                                                        18,990         1,730,938
           Washington Group International Inc ~                                   16,530           948,657
           Wabtec Corp ~                                                          25,560           833,256
           Watsco Inc ~                                                           11,810           839,100
           WESCO International Inc *                                              34,290         2,332,063
                                                                                         ------------------
                                                                                                16,952,315
                                                                                         ------------------
COMMERCIAL SERVICES & SUPPLIES 4.33%
           Global Cash Access Holdings Inc *                                      60,760         1,064,515
           Heidrick & Struggles International Inc *                               27,520           998,426
           Jackson Hewitt Tax Service Inc                                         37,270         1,176,987
           Navigant Consulting Inc * ~                                            29,080           620,858
           VistaPrint Ltd * ~                                                     35,770         1,067,734
           Waste Connections Inc * ~                                              45,390         1,806,976
                                                                                         ------------------
                                                                                                 6,735,496
                                                                                         ------------------
TRANSPORTATION 2.41%
           American Commercial Lines Inc * ~                                      24,460         1,154,512
           Genesee & Wyoming Inc *                                                46,635         1,430,762
           Pacer International Inc  ~                                             35,510         1,160,467
                                                                                         ------------------
                                                                                                 3,745,741
                                                                                         ------------------


                                                                                         ------------------
           TOTAL INDUSTRIALS                                                                    27,433,552
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 25.26%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 7.75%
           Atheros Communications * ~                                             29,410           770,248
           Cymer Inc *                                                            21,620           982,413
           Emcore Corp * ~                                                       120,340         1,229,875
           Integrated Device Technology Inc * ~                                   69,230         1,028,758
           Microsemi Corp * ~                                                     46,730         1,360,310
           ON Semiconductor Corp * ~                                             100,150           727,089
           PMC - Sierra Inc * ~                                                  148,860         1,829,489
           Silicon Laboratories Inc * ~                                           25,200         1,384,740
           Trident Microsystems Inc * ~                                           61,770         1,795,036

           Varian Semiconductor Equipment Association Inc * ~                     33,584           943,039
                                                                                         ------------------
                                                                                                12,050,997
                                                                                         ------------------
SOFTWARE & SERVICES 8.13%
           24 / 7 Real Media Inc * ~                                              90,830           950,082
           Aquantive Inc * ~                                                      57,050         1,342,957
           CNET Networks Inc * ~                                                  41,440           588,862
           Digital Insight Corp *                                                 27,750         1,010,100
           Digitas Inc * ~                                                        59,680           859,392
           Euronet Worldwide Inc * ~                                              28,680         1,084,964
           Homestore Inc * ~                                                     136,180           893,341
           MICROS Systems Inc * ~                                                 21,300           981,291
           MPS Group Inc * ~                                                      59,570           911,421
           Nuance Communications Inc * ~                                          73,300           865,673
           Openwave Systems Inc * ~                                               90,770         1,958,817
           Witness Systems Inc * ~                                                46,950         1,192,530
                                                                                         ------------------
                                                                                                12,639,430
                                                                                         ------------------
TECHNOLOGY HARDWARE & EQUIPMENT 9.38%
           Brightpoint Inc * ~                                                    49,920         1,550,515
           Electronics for Imaging Inc * ~                                        22,400           626,528
           F5 Networks Inc * ~                                                    32,340         2,344,327
           Finisar Corp * ~                                                      150,380           744,381
           Foundry Networks Inc *                                                 99,540         1,807,646
           Itron Inc *                                                            16,720         1,000,692
           Powerwave Technologies Inc * ~                                         68,180           919,748
           Rackable Systems Inc *                                                 47,610         2,516,188
           Redback Networks Inc * ~                                               79,800         1,730,862
           SiRF Technology Holdings Inc * ~                                       38,510         1,363,639
                                                                                         ------------------
                                                                                                14,604,526
                                                                                         ------------------


                                                                                         ------------------
           TOTAL INFORMATION TECHNOLOGY                                                         39,294,953
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

MATERIALS 3.52%
MATERIALS 3.52%
           Aleris International Inc *                                             21,640         1,040,235
           Cleveland Cliffs Inc ~                                                  7,300           635,976
           Eagle Materials Inc ~                                                  21,750         1,386,780
           Novagold Resources Inc *                                               75,450         1,154,385
           Titanium Metals Corp * ~                                               26,020         1,263,271
                                                                                         ------------------


                                                                                         ------------------
           TOTAL MATERIALS                                                                       5,480,647
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.80%
TELECOMMUNICATION SERVICES 1.80%
           SBA Communications Corp *                                              68,630         1,606,628
           Time Warner Telecom Inc *                                              66,060         1,185,777
                                                                                         ------------------


                                                                                         ------------------
           TOTAL TELECOMMUNICATION SERVICES                                                      2,792,405
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (Cost $111,217,082)                                                                           148,623,160
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 26.89%                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 3.45%
           State Street Global Advisors
             Money Market Fund
            4.34 % yield as of March 31, 2006 ^^^                              5,367,648         5,367,648

SHORT TERM INVESTMENT TRUST - 23.44%
           State Street Securities Lending Quality Trust
            4.71% yield as of March 31, 2006 ^^^                              36,463,049        36,463,049
                                                                                         ------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $41,830,697)                                                                             41,830,697
                                                                                         ------------------

TOTAL INVESTMENTS - 122.43%
 (Cost $153,047,779)                                                                           190,453,857
                                                                                         ------------------

OTHER ASSETS AND LIABILITIES - -22.43%
                                                                                               (34,903,902)
                                                                                         ------------------

TOTAL NET ASSETS - 100%                                                                        155,549,955
                                                                                         ==================


PREFERRED MID CAP GROWTH FUND as of March 31, 2006
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.23%                                                      SHARES                 VALUE
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 16.09%
CONSUMER DURABLES & APPAREL 2.90%
       Coach Inc *                                                              82,140        2,840,401
       Harman International Industries Inc                                      13,680        1,520,258
                                                                                       -----------------
                                                                                              4,360,659
                                                                                       -----------------

CONSUMER SERVICES 6.11%
       International Game Technology                                            53,170        1,872,647
       Scientific Games Corp *                                                  35,460        1,245,710
       Starwood Hotels & Resorts Worldwide Inc REIT                             40,930        2,772,189
       Station Casinos Inc                                                      28,500        2,262,045
       Wynn Resorts Ltd * ~                                                     13,740        1,055,919
                                                                                       -----------------
                                                                                              9,208,510
                                                                                       -----------------

MEDIA 1.61%
       Getty Images Inc * ~                                                     13,250          992,160
       XM Satellite Radio Holdings Inc *                                        64,160        1,428,843
                                                                                       -----------------
                                                                                              2,421,003
                                                                                       -----------------

RETAILING 5.47%
       Chico's FAS Inc *                                                        33,290        1,352,906
       Circuit City Stores Inc                                                  32,730          801,230
       GameStop Corp * ~                                                        26,770        1,261,938
       Nordstrom Inc                                                            36,560        1,432,421
       Nutri-Systems Inc * ~                                                    30,580        1,453,162
       Urban Outfitters Inc *                                                   27,600          677,304
       Williams-Sonoma Inc *                                                    29,830        1,264,792
                                                                                       -----------------
                                                                                              8,243,753
                                                                                       -----------------


                                                                                       -----------------
       TOTAL CONSUMER DISCRETIONARY                                                          24,233,925
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 2.47%
FOOD & STAPLES RETAILING 2.47%
       Hansen Natural Corp * ~                                                  13,980        1,762,179
       Whole Foods Market Inc                                                   29,370        1,951,343
                                                                                       -----------------


                                                                                       -----------------
       TOTAL CONSUMER STAPLES                                                                 3,713,522
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

ENERGY 9.35%
ENERGY 9.35%
       CNX Gas Corp * ~                                                         13,700          356,200
       CONSOL Energy Inc                                                        22,190        1,645,610
       Cooper Cameron Corp *                                                    24,170        1,065,414
       Denbury Resources Inc *                                                  25,880          819,620
       Diamond Offshore Drilling Inc ~                                          13,230        1,184,085
       Grant Prideco Inc *                                                      28,000        1,199,520
       Helix Energy Solutions Group Inc * ~                                     20,340          770,886

       National-Oilwell Inc *                                                   23,440        1,502,973
       Range Resources Corp ~                                                   73,390        2,004,281
       Southwestern Energy Co *                                                 30,800          991,452
       Sunoco Inc                                                               20,240        1,570,017
       Ultra Petroleum Corp *                                                   15,510          966,428
                                                                                       -----------------


                                                                                       -----------------
       TOTAL ENERGY                                                                          14,076,486
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

FINANCIALS 10.79%
BANKS 0.48%
       Colonial BancGroup Inc                                                   29,080          727,000

DIVERSIFIED FINANCIALS 8.63%
       Affiliated Managers Group Inc  * ~                                       14,800        1,577,828
       Chicago Merchantile Exchange Holdings Inc                                 5,100        2,282,250
       Legg Mason Inc                                                           13,740        1,722,034
       Mellon Financial Corp                                                    40,560        1,443,936
       Moody's Corp                                                             21,540        1,539,248
       Nasdaq Stock Market Inc *                                                27,890        1,116,716
       T Rowe Price Group Inc                                                   28,950        2,264,180
       TD Ameritrade Holding Corp                                               50,410        1,052,057
                                                                                       -----------------
                                                                                             12,998,249
                                                                                       -----------------

INSURANCE 0.79%
       HCC Insurance Holdings Inc                                               34,020        1,183,896

REAL ESTATE 0.89%
       C B Richard Ellis Group Inc *                                            16,510        1,332,357


                                                                                       -----------------
       TOTAL FINANCIALS                                                                      16,241,502
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

HEALTH CARE 16.59%
HEALTH CARE EQUIPMENT & SERVICES 9.62%
       Cerner Corp * ~                                                          32,800        1,556,360
       Dade Behring Holdings Inc                                                 6,900          246,399
       Davita Inc *                                                             24,880        1,498,025
       Express Scripts Inc *                                                    20,520        1,803,708
       Humana Inc *                                                             21,930        1,154,615
       Intuitive Surgical Inc * ~                                               12,160        1,434,880
       Omnicare Inc                                                             17,410          957,376
       Pharmaceutical Product Development Inc                                   29,330        1,015,111
       Quest Diagnostics Inc                                                    36,710        1,883,223
       ResMed Inc * ~                                                           23,160        1,018,577
       Thermo Electron Corp *                                                   24,110          894,240
       Varian Medical Systems Inc *                                             18,120        1,017,619
                                                                                       -----------------
                                                                                             14,480,133
                                                                                       -----------------

PHARMACEUTICALS & BIOTECHNOLOGY 6.97%
       Allergan Inc                                                             19,570        2,123,345
       Barr Pharmaceuticals Inc *                                               22,060        1,389,339
       Biogen Idec Inc *                                                        15,120          712,152

       Celgene Corp * ~                                                         44,420        1,964,252
       Cephalon Inc * ~                                                         13,430          809,158
       Forest Laboratories Inc *                                                29,630        1,322,387
       Potentialistics Inc * ~                                                  32,630        1,070,264
       Shire Pharmaceuticals Group PLC Sponsored ADR ~                          23,850        1,108,787
                                                                                       -----------------
                                                                                             10,499,684
                                                                                       -----------------


                                                                                       -----------------
       TOTAL HEALTH CARE                                                                     24,979,817
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

INDUSTRIALS 12.45%
CAPITAL GOODS 7.08%
       AMETEK Inc                                                               26,510        1,191,890
       Joy Global Inc                                                           35,030        2,093,743
       McDermott International Inc *                                            17,690          963,221
       Oshkosh Truck Corp                                                       19,510        1,214,302
       Precision Castparts Corp                                                 28,530        1,694,682
       Roper Industries Inc                                                     31,780        1,545,461
       WESCO International Inc * ~                                              28,830        1,960,728
                                                                                       -----------------
                                                                                             10,664,027
                                                                                       -----------------

COMMERCIAL SERVICES & SUPPLIES 2.91%
       Manpower Inc                                                             26,940        1,540,429
       Monster Worldwide Inc *                                                  45,090        2,248,187
       Vistaprint Ltd *                                                         19,940          595,209
                                                                                       -----------------
                                                                                              4,383,825
                                                                                       -----------------
TRANSPORTATION 2.46%
       C H Robinson Worldwide Inc *                                             37,280        1,830,075
       Landstar System Inc                                                      22,390          987,847
       UTI Worldwide Inc                                                        27,840          879,744
                                                                                       -----------------
                                                                                              3,697,666
                                                                                       -----------------


                                                                                       -----------------
       TOTAL INDUSTRIALS                                                                     18,745,518
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 24.87%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 11.20%
       Advanced Micro Devices Inc *                                             93,480        3,099,797
       ASML Holding NV *                                                        69,890        1,423,659
       Broadcom Corp *                                                          68,415        2,952,791
       KLA Tencor Corp                                                          38,020        1,838,647
       Micron Technology Inc *                                                  94,330        1,388,538
       Novellus Systems Inc *                                                   27,060          649,440
       PMC - Sierra Inc * ~                                                     78,190          960,955
       Silicon Laboratories Inc * ~                                             29,790        1,636,961
       Trident Microsystems Inc * ~                                             62,330        1,811,310
       Varian Semiconductor Equipment Association Inc *                         39,405        1,106,492
                                                                                       -----------------
                                                                                             16,868,590
                                                                                       -----------------

SOFTWARE & SERVICES 7.24%
       Akamai Technologies Inc * ~                                              59,440        1,954,982
       Aquantive Inc * ~                                                        39,380          927,005
       CNET Networks Inc * ~                                                    80,400        1,142,484

       Fidelity National Information Services Inc                               23,990          972,795
       Global Payments Inc                                                      14,630          775,536
       MPS Group Inc *                                                          45,100          690,030
       Openwave Systems Inc * ~                                                 88,990        1,920,404
       Red Hat Inc * ~                                                          51,030        1,427,819
       Salesforce.com Inc * ~                                                   30,020        1,090,627
                                                                                       -----------------
                                                                                             10,901,682
                                                                                       -----------------

TECHNOLOGY HARDWARE & EQUIPMENT 6.43%
       Agilent Technologies Inc *                                               61,020        2,291,301
       F5 Networks Inc *                                                        32,830        2,379,847
       Itron Inc * ~                                                            12,080          722,988
       JDS Uniphase Corp *                                                     401,060        1,672,420
       Network Appliance Inc *                                                  31,600        1,138,548
       Redback Networks Inc * ~                                                 36,970          801,879
       SiRF Technology Holdings Inc * ~                                         18,910          669,603
                                                                                       -----------------
                                                                                              9,676,586
                                                                                       -----------------


                                                                                       -----------------
       TOTAL INFORMATION TECHNOLOGY                                                          37,446,858
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

MATERIALS 3.21%
MATERIALS 3.21%
       Allegheny Technologies Inc                                               20,030        1,225,435
       Ball Corp                                                                16,740          733,714
       Florida Rock Industries Inc                                              17,560          987,223
       Martin Marietta Materials Inc                                             7,150          765,264
       Peabody Energy Corp                                                      22,350        1,126,663
                                                                                       -----------------


                                                                                       -----------------
       TOTAL MATERIALS                                                                        4,838,299
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.41%
TELECOMMUNICATION SERVICES 2.41%
       Crown Castle International Corp *                                        35,440        1,004,724
       NII Holdings Inc * ~                                                     44,530        2,625,934
                                                                                       -----------------


                                                                                       -----------------
       TOTAL TELECOMMUNICATION SERVICES                                                       3,630,658
                                                                                       -----------------

--------------------------------------------------------------------------------------------------------


TOTAL COMMON STOCK
                                                                                       -----------------
 (Cost $116,488,001)                                                                        147,906,585
                                                                                       -----------------


--------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.88%                                                 SHARES            VALUE
--------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 1.60%
       State Street Global Advisors
         Money Market Fund
         4.34% yield as of March 31, 2006 ^^^                                2,405,805        2,405,805
                                                                                       -----------------

SHORT TERM INVESTMENT TRUST - 19.28%
       State Street Securities Lending Quality Trust
        4.71% yield as of March 31, 2006 ^^^                                29,047,398       29,047,398
                                                                                       -----------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $31,453,203)                                                                          31,453,203
                                                                                       -----------------

TOTAL INVESTMENTS - 119.11%
 (Cost $147,941,204)                                                                        179,359,788
                                                                                       -----------------


OTHER ASSETS AND LIABILITIES - -19.11%                                                      (28,770,271)
                                                                                       -----------------


TOTAL NET ASSETS - 100%                                                                     150,589,517
                                                                                       =================

PREFERRED LARGE CAP GROWTH FUND as of March 31, 2006
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.30%                                                          SHARES              VALUE
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 18.69%
CONSUMER DURABLES & APPAREL 3.06%
         Coach Inc *                                                          203,400          7,033,572
         Nike Inc Class B                                                      81,700          6,952,670
                                                                                      -------------------
                                                                                              13,986,242
                                                                                      -------------------

CONSUMER SERVICES 2.35%
         Marriott International Inc Class A                                   100,600          6,901,160
         The Cheesecake Factory * ~                                           102,400          3,834,880
                                                                                      -------------------
                                                                                              10,736,040
                                                                                      -------------------
MEDIA 2.55%
         Getty Images Inc * ~                                                  34,200          2,560,896
         The Walt Disney Co                                                   326,400          9,103,296
                                                                                      -------------------
                                                                                              11,664,192
                                                                                      -------------------
RETAILING 10.73%
         Chico's  FAS Inc *                                                   169,200          6,876,288
         eBay Inc *                                                           351,300         13,721,778
         Federated Department Stores Inc                                      111,300          8,124,900
         Lowe's Companies Inc                                                 104,700          6,746,868
         Target Corp                                                          127,300          6,620,873
         Urban Outfitters Inc * ~                                             111,300          2,731,302
         Williams-Sonoma Inc * ~                                               99,700          4,227,280
                                                                                      -------------------
                                                                                              49,049,289
                                                                                      -------------------


                                                                                      -------------------
         TOTAL CONSUMER DISCRETIONARY                                                         85,435,763
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 6.47%
FOOD & STAPLES RETAILING 1.53%
         Whole Foods Market Inc                                               105,500          7,009,420

FOOD, BEVERAGE & TOBACCO 1.84%
         PepsiCo Inc                                                          145,700          8,420,003

HOUSEHOLD & PERSONAL PRODUCTS 3.10%
         Procter & Gamble Co                                                  245,180         14,127,272
                                                                                      -------------------


                                                                                      -------------------
         TOTAL CONSUMER STAPLES                                                               29,556,695
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

ENERGY 3.63%
ENERGY 3.63%
         Occidental Petroleum Corp                                             62,600          5,799,890
         Schlumberger Ltd                                                      85,400         10,809,078
                                                                                      -------------------


                                                                                      -------------------
         TOTAL ENERGY                                                                         16,608,968
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

FINANCIALS 14.87%
DIVERSIFIED FINANCIALS 12.89%
         American Express Co                                                  200,300         10,525,765
         Charles Schwab Corp                                                  493,700          8,496,577
         Citigroup Inc                                                         97,600          4,609,648
         Goldman Sachs Group Inc                                               46,000          7,220,160
         JPMorgan Chase & Co                                                   57,052          2,375,645
         Legg Mason Inc                                                        37,400          4,687,342
         Lehman Brothers Holdings Inc                                          20,400          2,948,412
         Merrill Lynch & Co Inc                                               118,700          9,348,812
         UBS AG                                                                79,200          8,709,624
                                                                                      -------------------
                                                                                              58,921,985
                                                                                      -------------------
INSURANCE 1.98%
         American International Group Inc                                     137,200          9,067,548
                                                                                      -------------------

                                                                                      -------------------
         TOTAL FINANCIALS                                                                     67,989,533
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

HEALTH CARE 20.92%
HEALTH CARE EQUIPMENT & SERVICES 8.95%
         Alcon Inc                                                             81,100          8,455,486
         Caremark Rx Inc *                                                    145,400          7,150,772
         CIGNA Corp                                                            30,900          4,036,158
         St Jude Medical Inc *                                                152,600          6,256,600
         UnitedHealth Group Inc                                               161,500          9,021,390
         Wellpoint Inc *                                                       77,700          6,016,311
                                                                                      -------------------
                                                                                              40,936,717
                                                                                      -------------------

PHARMACEUTICALS & BIOTECHNOLOGY 11.97%
         Amgen Inc *                                                          138,700         10,090,425
         Genentech Inc *                                                      105,500          8,915,805
         Gilead Sciences Inc *                                                152,100          9,463,662
         Novartis AG ADR                                                      180,100          9,984,744
         Roche Holdings AG ADR                                                132,800          9,862,060
         Sanofi-Aventis ADR                                                   134,500          6,382,025
                                                                                      -------------------
                                                                                              54,698,721
                                                                                      -------------------


                                                                                      -------------------
         TOTAL HEALTH CARE                                                                    95,635,438
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

INDUSTRIALS 2.28%
CAPITAL GOODS 2.28%
         General Electric Co                                                  300,100         10,437,478


                                                                                      -------------------
         TOTAL INDUSTRIALS                                                                    10,437,478
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 31.44%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 8.70%
         Broadcom Corp *                                                      246,650         10,645,414
         Marvell Technology Group Ltd *                                       178,200          9,640,620
         Maxim Integrated Products Inc                                        253,800          9,428,670
         Texas Instruments Inc                                                310,100         10,068,947
                                                                                      -------------------
                                                                                              39,783,651
                                                                                      -------------------

SOFTWARE & SERVICES 14.61%
         Adobe Systems Inc                                                    310,300         10,835,676
         Electronic Arts Inc *                                                134,500          7,359,840
         Google Inc Class A *                                                  50,400         19,656,000
         Microsoft Corp                                                       340,900          9,275,889
         SAP Aktiengesellschaft Sponsored ADR ~                               167,000          9,071,440
         Yahoo! Inc *                                                         328,500         10,597,410
                                                                                      -------------------
                                                                                              66,796,255
                                                                                      -------------------

TECHNOLOGY HARDWARE & EQUIPMENT 8.13%
         Agilent Technologies Inc *                                           184,200          6,916,710
         Apple Computer Inc *                                                 100,300          6,290,816
         Cisco Systems Inc *                                                  432,400          9,370,108
         Nokia Corp ADR                                                       310,300          6,429,416
         Qualcomm Inc                                                         161,100          8,153,271
                                                                                      -------------------
                                                                                              37,160,321
                                                                                      -------------------


                                                                                      -------------------
         TOTAL INFORMATION TECHNOLOGY                                                        143,740,227
                                                                                      -------------------

---------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
 (Cost $363,066,137)                                                                         449,404,102
                                                                                      -------------------


---------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.21%                                                 SHARES              VALUE
---------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 0.18%
         American Express Credit Corp
         4.50%  April 3, 2006 @                                               808,000            808,000
                                                                                      -------------------

SHORT TERM INVESTMENT TRUST - 5.03%
         State Street Securities Lending Quality Trust
          4.71% yield as of March 31, 2006 ^^^                             23,021,675         23,021,675
                                                                                      -------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $23,829,675)                                                                           23,829,675
                                                                                      -------------------

TOTAL INVESTMENTS - 103.51%
 (Cost $386,895,812)                                                                         473,233,777
                                                                                      -------------------


OTHER ASSETS AND LIABILITIES - -3.51%                                                        (16,064,013)
                                                                                      -------------------


TOTAL NET ASSETS - 100%                                                                      457,169,764
                                                                                      ===================

PREFERRED VALUE FUND as of March 31, 2006
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Common Stock - 96.67%                                                             Shares                   Value
-----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 5.30%
AUTOMOBILES & COMPONENTS 0.30%
         Honda Motor Co Ltd ADR                                                   33,300               1,030,968

CONSUMER DURABLES 1.80%
         Mattel Inc                                                              138,800               2,516,444
         The Stanley Works                                                        71,700               3,632,322
                                                                                         ------------------------
                                                                                                       6,148,766
                                                                                         ------------------------
CONSUMER SERVICES 0.66%
         Carnival Corp                                                            47,400               2,245,338

MEDIA 1.76%
         Comcast Corp *                                                           85,100               2,222,812
         Gannett Inc                                                              36,400               2,181,088
         Tribune Co                                                               58,400               1,601,912
                                                                                         ------------------------
                                                                                                       6,005,812
                                                                                         ------------------------
RETAILING 0.78%
         Dollar General Corp                                                      90,700               1,602,669
         Federated Department Stores Inc                                           3,700                 270,100
         IAC / InterActiveCorp * ~                                                27,150                 800,111
                                                                                         ------------------------
                                                                                                       2,672,880
                                                                                         ------------------------

                                                                                         ------------------------
         TOTAL CONSUMER DISCRETIONARY                                                                 18,103,764
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 13.40%
FOOD & STAPLES RETAILING 1.58%
         Kroger Co *                                                             161,900               3,296,284
         Wal-Mart Stores Inc                                                      44,700               2,111,628
                                                                                         ------------------------
                                                                                                       5,407,912
                                                                                         ------------------------

FOOD, BEVERAGE & TOBACCO 8.85%
         Altria Group Inc                                                         80,200               5,682,972
         Campbell Soup Co                                                         83,000               2,689,200
         Coca Cola Co                                                             33,500               1,402,645
         Coca Cola Enterprises Inc                                                15,200                 309,168
         ConAgra Foods Inc                                                        87,400               1,875,604
         Diageo PLC Sponsored ADR ~                                               41,300               2,619,659
         General Mills Inc                                                        15,000                 760,200
         Imperial Tobacco Group PLC Sponsored ADR                                 84,600               5,065,848
         Kraft Foods Inc ~                                                       131,500               3,985,765

         PepsiCo Inc                                                              41,900               2,421,401
         UST Inc *                                                                82,500               3,432,000
                                                                                         ------------------------
                                                                                                      30,244,462
                                                                                         ------------------------

HOUSEHOLD & PERSONAL PRODUCTS 2.97%
         Clorox Co                                                                28,000               1,675,800
         Kimberly-Clark Corp                                                      43,100               2,491,180
         Procter & Gamble Co                                                     103,635               5,971,449
                                                                                         ------------------------
                                                                                                      10,138,429
                                                                                         ------------------------


                                                                                         ------------------------
         TOTAL CONSUMER STAPLES                                                                       45,790,803
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

ENERGY 11.07%
ENERGY 11.07%
         Anadarko Petroleum Corp                                                  11,500               1,161,615
         Baker Hughes Inc                                                         25,600               1,751,040
         BP PLC Sponsored ADR                                                     81,600               5,625,504
         Chevron Corp                                                             36,500               2,115,905
         ConocoPhillips                                                           86,100               5,437,215
         El Paso Corp ~                                                          100,600               1,212,230
         Exxon Mobil Corp                                                        138,500               8,429,110
         Marathon Oil Corp                                                        27,800               2,117,526
         Occidental Petroleum Corp                                                61,900               5,735,035
         Schlumberger Ltd                                                         33,400               4,227,438


                                                                                         ------------------------
         TOTAL ENERGY                                                                                 37,812,618
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

FINANCIALS 18.86%
BANKS 6.77%
         Bank of America Corp                                                    188,938               8,604,236
         Fannie Mae                                                               17,600                 904,640
         Freddie Mac                                                              19,400               1,183,400
         Marshall & Ilsley Corp ~                                                 15,500                 675,490
         MGIC Investment Corp                                                     41,300               2,751,819
         PNC Financial Services Group Inc                                         13,000                 875,030
         Suntrust Banks Inc                                                        9,800                 713,048
         Washington Mutual Inc                                                    97,500               4,155,450
         Wells Fargo & Co                                                         51,200               3,270,144
                                                                                         ------------------------
                                                                                                      23,133,257
                                                                                         ------------------------

DIVERSIFIED FINANCIALS 6.74%
         Bank of New York Company Inc                                             85,900               3,095,836
         Capital One Financial Corp                                               43,000               3,462,360
         Citigroup Inc                                                           161,600               7,632,368
         J.P. Morgan Chase & Co                                                   86,804               3,614,518
         Mitsubishi UFJ Financial Group Inc Sponsored ADR ~                       70,000               1,064,700

         Morgan Stanley                                                            5,200                 326,664
         SLM Corp                                                                 74,100               3,848,754
                                                                                         ------------------------
                                                                                                      23,045,200
                                                                                         ------------------------

INSURANCE 5.35%
         ACE Ltd                                                                  19,400               1,008,994
         AFLAC Inc                                                                41,500               1,872,895
         Allstate Corp                                                            82,800               4,314,708
         American International Group Inc                                         35,000               2,313,150
         Hartford Financial Services Group Inc                                    54,100               4,357,755
         XL Capital Ltd                                                           68,500               4,391,535
                                                                                         ------------------------
                                                                                                      18,259,037
                                                                                         ------------------------

                                                                                         ------------------------
         TOTAL FINANCIALS                                                                             64,437,494
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

HEALTH CARE 15.80%
HEALTH CARE EQUIPMENT & SERVICES 4.72%
         Baxter International Inc                                                163,300               6,337,673
         Boston Scientific Corp *                                                 52,500               1,210,125
         CIGNA Corp                                                               10,200               1,332,324
         Medtronic Inc                                                            35,100               1,781,325
         WellPoint Inc *                                                          70,700               5,474,301
                                                                                         ------------------------
                                                                                                      16,135,748
                                                                                         ------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 11.08%
         Abbott Laboratories                                                      10,200                 433,194
         Bristol-Myers Squibb Co                                                 130,900               3,221,449
         Eli Lilly & Co                                                            9,500                 525,350
         GlaxoSmithKline PLC Sponsored ADR                                        47,900               2,505,649
         Johnson & Johnson                                                        27,900               1,652,238
         MedImmune Inc *                                                          34,600               1,265,668
         Merck & Co Inc                                                           55,800               1,965,834
         Novartis AG ADR                                                          83,598               4,634,673
         Pfizer Inc                                                              372,100               9,272,732
         Schering-Plough Corp                                                    207,800               3,946,122
         Teva Pharmaceutical Industries Ltd Sponsored ADR ~                       46,300               1,906,634
         Wyeth                                                                   134,500               6,525,940
                                                                                         ------------------------
                                                                                                      37,855,483
                                                                                         ------------------------


                                                                                         ------------------------
         TOTAL HEALTH CARE                                                                            53,991,231
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

INDUSTRIALS 13.76%
CAPITAL GOODS 11.07%
         3M Co                                                                    17,900               1,354,851
         American Power Conversion Corp                                          127,600               2,948,836
         Boeing Co                                                                10,500                 818,265
         Deere & Co                                                               20,200               1,596,810
         Dover Corp                                                               10,100                 490,456
         Eaton Corp                                                               12,300                 897,531
         Emerson Electric Co                                                      88,300               7,384,529
         Fluor Corp                                                               24,300               2,084,940

         General Dynamics Corp                                                    21,400               1,369,172
         General Electric Co                                                      90,700               3,154,546
         Honeywell International Inc                                              70,700               3,023,839
         Illinois Tool Works Inc                                                  41,800               4,025,758
         Lockheed Martin Corp                                                      2,500                 187,825
         Northrop Grumman Corp                                                    11,000                 751,190
         Pall Corp                                                                32,100               1,001,199
         Parker Hannifin Corp                                                     36,100               2,910,021
         Raytheon Co                                                              56,800               2,603,712
         Tyco International Ltd                                                   45,600               1,225,728
                                                                                         ------------------------
                                                                                                      37,829,208
                                                                                         ------------------------

COMMERCIAL SERVICES & SUPPLIES 0.75%
         Waste Management Inc                                                     72,900               2,573,370


TRANSPORTATION 1.94%
         Burlington Northern Santa Fe Corp                                        47,700               3,974,841
         Union Pacific Corp                                                       28,265               2,638,538
                                                                                         ------------------------
                                                                                                       6,613,379
                                                                                         ------------------------


                                                                                         ------------------------
         TOTAL INDUSTRIALS                                                                            47,015,957
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 5.96%
SOFTWARE & SERVICES 2.49%
         Automatic Data Processing Inc                                            69,800               3,188,464
         Electronic Data Systems Corp                                             63,700               1,709,071
         Microsoft Corp                                                          132,900               3,616,209
                                                                                         ------------------------
                                                                                                       8,513,744
                                                                                         ------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 3.47%
         Hewlett Packard Co                                                       72,000               2,368,800
         Motorola Inc                                                            100,200               2,295,582
         Nokia Corp Sponsored ADR                                                284,500               5,894,840
         Sun Microsystems Inc *                                                  252,400               1,294,812
                                                                                         ------------------------
                                                                                                      11,854,034
                                                                                         ------------------------


                                                                                         ------------------------
         TOTAL INFORMATION TECHNOLOGY                                                                 20,367,778
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

MATERIALS 4.52%
MATERIALS 4.52%
         Barrick Gold Corp                                                        85,000               2,315,400
         International Paper Co                                                  107,200               3,705,904
         Lyondell Chemical Co                                                     58,700               1,168,130
         Monsanto Co                                                              30,800               2,610,300
         Newmont Mining Corp                                                      70,400               3,653,056
         Praxair Inc                                                              36,400               2,007,460
                                                                                         ------------------------
         TOTAL MATERIALS                                                                              15,460,250
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 3.92%

TELECOMMUNICATION SERVICES 3.92%
         AT&T Inc                                                                137,500               3,718,000
         Bellsouth Corp                                                           53,800               1,864,170
         Sprint Corp                                                              27,900                 720,936
         Verizon Communications Inc                                              207,800               7,077,668
                                                                                         ------------------------


                                                                                         ------------------------
         TOTAL TELECOMMUNICATION SERVICES                                                             13,380,774
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

UTILITIES 4.08%
UTILITIES 4.08%
         Ameren Corp ~                                                            22,900               1,140,878
         American Electric Power Co Inc                                           67,600               2,299,752
         Dominion Resources Inc                                                    7,600                 524,628
         Duke Energy Co                                                          114,900               3,349,335
         Entergy Corp                                                             60,400               4,163,976
         PG&E Corp                                                                36,100               1,404,290
         Southern Co ~                                                            32,000               1,048,640
                                                                                         ------------------------


                                                                                         ------------------------
         TOTAL UTILITIES                                                                              13,931,499
                                                                                         ------------------------

-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
 (Cost $303,637,865)                                                                                 330,292,168
                                                                                         ------------------------


-----------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.37%                                                    SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 2.80%
         State Street Global Advisors
           Money Market Fund
           4.34% yield as of March 31, 2006 ^^^                                9,582,680               9,582,680
                                                                                         ------------------------


SHORT TERM INVESTMENT TRUST - 3.57%
         State Street Securities Lending Quality Trust
          4.71% yield as of March 31, 2006 ^^^                                12,190,255              12,190,255
                                                                                         ------------------------


TOTAL SHORT TERM INVESTMENTS
 (Cost $21,772,935)                                                                                   21,772,935
                                                                                         ------------------------

TOTAL INVESTMENTS - 103.04%
 (Cost $325,410,800)                                                                                 352,065,103
                                                                                         ------------------------


OTHER ASSETS AND LIABILITIES - -3.04%                                                                (10,370,814)
                                                                                         ------------------------


TOTAL NET ASSETS - 100%                                                                              341,694,289
                                                                                         ========================

PREFERRED ASSET ALLOCATION FUND AS OF MARCH 31, 2006
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS - 45.78%                                             SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 4.84%
AUTOMOBILES & COMPONENTS 0.39%
         Cooper Tire & Rubber Co ~                                                 300                  4,302
         Dana Corp ~                                                               950                  1,436
         Ford Motor Corp ~                                                      22,687                180,589
         General Motors Corp ~                                                   1,710                 36,372
         Goodyear Tire and Rubber Co * ~                                        16,500                238,920
         Harley-Davidson Inc                                                     1,590                 82,489
         Johnson Controls Inc                                                    4,800                364,464
                                                                                       -----------------------
                                                                                                      908,572
                                                                                       -----------------------

CONSUMER DURABLES & APPAREL 0.89%
         Black & Decker Corp                                                     2,600                225,914
         Brunswick Corp                                                          7,900                306,994
         Centex Corp                                                               700                 43,393
         Coach Inc*                                                              2,200                 76,076
         D R Horton Inc                                                            600                 19,932
         Fortune Brands Inc                                                        600                 48,378
         Jones Apparel Group Inc                                                 5,600                198,072
         KB Home ~                                                               6,480                421,070
         Leggett & Platt Inc                                                     1,500                 36,555
         Lennar Corp                                                               400                 24,152
         Liz Claiborne Inc                                                       5,700                233,586
         Mattel Inc                                                              2,000                 36,260
         Newell Rubbermaid Inc                                                   1,100                 27,709
         Nike Inc                                                                1,430                121,693
         Pulte Homes Inc                                                         1,200                 46,104
         Snap-on Inc                                                               200                  7,624
         The Stanley Works                                                       3,600                182,376
                                                                                       -----------------------
                                                                                                    2,055,888
                                                                                       -----------------------

CONSUMER SERVICES 0.45%
         Carnival Corp                                                           1,290                 61,107
         Harrahs Entertainment Inc                                                 400                 31,184
         Hilton Hotels Corp                                                      4,000                101,840
         International Game Technology                                           1,000                 35,220
         Marriott International Inc                                                730                 50,078
         McDonald's Corp                                                        18,670                641,501
         Starbucks Corp *                                                        1,100                 41,404
         Starwood Hotels & Resorts Worldwide Inc REIT                            1,050                 71,116
         Yum! Brands Inc                                                           266                 12,997
                                                                                       -----------------------
                                                                                                    1,046,447
                                                                                       -----------------------

MEDIA 1.35%
         CBS Corp                                                                5,922                142,010
         Comcast Corp *                                                         16,209                424,027
         Dow Jones & Co Inc                                                        300                 11,790
         Gannett Co Inc                                                            380                 22,770
         Interpublic Group of Companies Inc *                                    1,480                 14,149
         Live Nation Inc *                                                          91                  1,805
         McGraw-Hill Companies Inc                                               6,640                382,597
         Meredith Corp                                                             400                 22,316

         News Corp                                                              12,800                212,608
         Omnicom Group                                                             100                  8,325
         The Walt Disney Co                                                     25,310                705,896
         Time Warner Inc                                                        53,470                897,761
         Tribune Co                                                              1,400                 38,402
         Univision Communications Inc *                                            600                 20,682
         Viacom Inc *                                                            5,922                229,774
                                                                                       -----------------------
                                                                                                    3,134,912
                                                                                       -----------------------

RETAILING 1.76%
         AutoZone Inc *                                                            350                 34,891
         Bed Bath & Beyond Inc *                                                 1,000                 38,400
         Best Buy Company Inc                                                    1,420                 79,421
         Circuit City Stores Inc                                                 1,500                 36,720
         Dollar General Corp                                                     4,700                 83,049
         eBay Inc *                                                              3,400                132,804
         Federated Department Stores Inc                                         9,118                665,614
         Gap Inc                                                                 1,950                 36,426
         Genuine Parts Co                                                          600                 26,298
         Home Depot Inc                                                         21,694                917,656
         JC Penney Inc                                                           7,000                422,870
         Kohls Corp *                                                              450                 23,854
         Lowe's Companies Inc                                                    7,530                485,233
         Nordstrom Inc                                                          10,900                427,062
         Office Depot Inc *                                                      8,200                305,368
         OfficeMax Inc                                                             300                  9,051
         Sears Holdings Corp *                                                     314                 41,523
         Sherwin-Williams Co                                                       550                 27,192
         Staples Inc                                                             3,750                 95,700
         Target Corp                                                             3,450                179,434
         TJX Companies Inc                                                         250                  6,205
                                                                                       -----------------------
                                                                                                    4,074,771
                                                                                       -----------------------


                                                                                       -----------------------
         TOTAL CONSUMER DISCRETIONARY                                                              11,220,590
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 4.28%
FOOD & STAPLES RETAILING 1.29%
         Albertson's Inc                                                         1,300                 33,371
         Costco Wholesale Corp                                                   7,550                408,908
         CVS Corp                                                                2,400                 71,688
         Kroger Co *                                                            23,600                480,496
         Pepsi Bottling Group Inc                                               12,600                382,914
         Safeway Inc                                                               300                  7,536
         SUPERVALU Inc                                                           7,500                231,150
         Sysco Corp                                                              1,810                 58,010
         Walgreen Co                                                             3,640                156,993
         Wal-Mart Stores Inc                                                    24,650              1,164,466
                                                                                       -----------------------
                                                                                                    2,995,532
                                                                                       -----------------------

FOOD, BEVERAGE & TOBACCO 2.05%
         Altria Group Inc                                                       24,470              1,733,944
         Anheuser-Busch Companies Inc                                            1,460                 62,444
         Archer-Daniels-Midland Co                                               2,805                 94,388
         Brown-Forman Corp                                                         278                 21,398

         Campbell Soup Co                                                        1,300                 42,120
         Coca-Cola Co #                                                         16,860                705,928
         Coca-Cola Enterprises Inc #                                             9,400                191,196
         General Mills Inc                                                       9,030                457,640
         Hershey Foods Corp                                                        880                 45,962
         H J Heinz Co                                                              400                 15,168
         Kellogg Co                                                              2,050                 90,282
         McCormick & Company Inc                                                 2,000                 67,720
         PepsiCo Inc                                                            17,593              1,016,699
         Pilgrims Pride Corp ~                                                   5,200                112,684
         Reynolds American Inc ~                                                   300                 31,650
         UST Inc ~                                                                 580                 24,128
         Wm Wrigley Jr Co                                                          400                 25,600
                                                                                       -----------------------
                                                                                                    4,738,951
                                                                                       -----------------------

HOUSEHOLD & PERSONAL PRODUCTS 0.94%
         Alberto-Culver Co                                                       1,400                 61,922
         Avon Products Inc                                                       1,100                 34,287
         Clorox Co                                                                 350                 20,947
         Colgate-Palmolive Co                                                    2,100                119,910
         The Estee Lauder Companies Inc                                          1,800                 66,942
         Kimberly-Clark Corp                                                     6,446                372,579
         Procter & Gamble Co                                                    26,339              1,517,653
                                                                                       -----------------------
                                                                                                    2,194,240
                                                                                       -----------------------


                                                                                       -----------------------
         TOTAL CONSUMER STAPLES                                                                     9,928,723
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

ENERGY 4.45%
ENERGY 4.45%
         Allegheny Energy Inc *                                                    600                 20,310
         Amerada Hess Corp                                                         340                 48,416
         Anadarko Petroleum Corp                                                 3,318                335,151
         Apache Corp                                                             4,554                298,333
         Ashland Inc                                                               300                 21,324
         Baker Hughes Inc                                                          100                  6,840
         BJ Services Co                                                          1,600                 55,360
         Burlington Resources Inc                                                1,300                119,483
         Chesapeake Energy Corp ~                                                  400                 12,564
         ChevronTexaco Corp                                                     14,177                821,841
         ConocoPhillips                                                         20,444              1,291,039
         Devon Energy Corp                                                      10,600                648,402
         El Paso Corp ~                                                          1,898                 22,871
         EOG Resources Inc                                                       1,200                 86,400
         Exxon Mobil Corp #                                                     59,828              3,641,132
         Halliburton Co                                                          1,850                135,087
         Kerr-McGee Corp                                                           464                 44,303
         Marathon Oil Corp                                                      10,540                802,832
         Murphy Oil Corp                                                           600                 29,892
         Nabors Industries Ltd *                                                 1,500                107,370
         Noble Corp                                                                500                 40,550
         Occidental Petroleum Inc                                                8,150                755,098
         Rowan Companies Inc                                                     2,300                101,108
         Schlumberger Ltd                                                        3,780                478,435
         Transocean Inc *                                                        2,141                171,922

         Valero Energy Corp                                                      2,200                131,516
         Weatherford International Ltd *                                           800                 36,600
         Williams Companies Inc                                                  1,950                 41,711


                                                                                       -----------------------
         TOTAL ENERGY                                                                              10,305,890
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

FINANCIALS 9.65%
BANKS 3.48%
         AmSouth Bancorporation                                                  1,200                 32,460
         Bank of America Corp #                                                 48,431              2,205,548
         BB&T Corp                                                               1,910                 74,872
         CIT Group Inc                                                          10,300                551,256
         Comerica Inc                                                            5,050                292,749
         Compass Bancshares Inc                                                  4,400                222,684
         Countrywide Financial Corp                                              2,098                 76,997
         Fannie Mae                                                              5,620                288,868
         Freddie Mac                                                             5,350                326,350
         Fifth Third Bancorp                                                     2,532                 99,660
         First Horizon National Corp ~                                             700                 29,155
         Golden West Financial Corp                                              3,300                224,070
         KeyCorp                                                                 7,000                257,600
         Marshall & Ilsley Corp                                                    850                 37,043
         MGIC Investment Corp                                                      300                 19,989
         National City Corp                                                     10,200                355,980
         North Fork Bancorporation Inc                                           2,100                 60,543
         Regions Financial Corp                                                  1,717                 60,387
         Sovereign Bancorp Inc                                                   8,600                188,426
         SunTrust Banks Inc                                                      6,290                457,660
         Synovus Financial Corp                                                  3,300                 89,397
         U S Bancorp                                                            16,583                505,782
         Wachovia Corp                                                          11,723                657,074
         Washington Mutual Inc                                                   6,420                273,620
         Wells Fargo & Co                                                       10,680                682,132
                                                                                       -----------------------
                                                                                                    8,070,302
                                                                                       -----------------------

DIVERSIFIED FINANCIALS 3.75%
         A G Edwards Inc                                                         4,800                239,328
         American Express Co                                                    16,930                889,672
         Ameriprise Financial Inc                                                  906                 40,824
         Bank of New York Co Inc                                                 2,280                 82,171
         Bear Stearns Companies Inc                                                700                 97,090
         Capital One Financial Corp                                              4,500                362,340
         Charles Schwab Corp                                                     5,415                 93,192
         Citigroup Inc #                                                        43,380              2,048,837
         E*TRADE Financial Corp *                                               16,100                434,378
         Franklin Resources Inc                                                    800                 75,392
         Goldman Sachs Group Inc                                                 2,100                329,616
         JP Morgan Chase & Co                                                   39,433              1,641,990
         Lehman Brothers Holdings Inc                                            5,580                806,477
         Merrill Lynch & Co Inc                                                 10,450                823,042
         Morgan Stanley                                                          8,196                514,873
         Northern Trust Corp ^^^                                                   300                 15,750
         SLM Corp                                                                2,150                111,671
         State Street Corp ^^^                                                   1,190                 71,912

         T Rowe Price Group Inc                                                    100                  7,821
                                                                                       -----------------------
                                                                                                    8,686,376
                                                                                       -----------------------

INSURANCE 2.15%
         ACE Ltd                                                                   800                 41,608
         AFLAC Inc                                                               6,840                308,689
         Allstate Corp                                                           8,988                468,365
         Ambac Financial Group Inc                                                 400                 31,840
         American International Group Inc                                       20,497              1,354,647
         AON Corp                                                                  850                 35,283
         Chubb Corp                                                              2,800                267,232
         Cincinnati Financial Corp                                                 613                 25,789
         Hartford Financial Services Group Inc                                   7,260                584,793
         Jefferson Pilot Corp                                                      500                 27,970
         Lincoln National Corp                                                     600                 32,754
         Loews Corp                                                                540                 54,648
         Marsh & McLennan Companies Inc                                          1,810                 53,142
         MBIA Inc                                                                1,000                 60,130
         MetLife Inc                                                            14,470                699,914
         Progressive Corp                                                          650                 67,769
         Prudential Financial Inc                                                6,930                525,363
         Safeco Corp                                                               500                 25,105
         St Paul Travelers Cos Inc ^^^                                           5,863                245,015
         Torchmark Corp                                                            400                 22,840
         XL Capital Ltd                                                            900                 57,699
                                                                                       -----------------------
                                                                                                    4,990,595
                                                                                       -----------------------

REAL ESTATE 0.27%
         Apartment Investment & Management Co REIT                                 350                 16,415
         Archstone-Smith Trust REIT                                                700                 34,139
         Equity Office Properties Trust REIT                                     1,350                 45,333
         Equity Residential REIT                                                 1,000                 46,790
         Plum Creek Timber Co Inc REIT                                             700                 25,851
         ProLogis REIT                                                             900                 48,150
         Public Storage Inc REIT                                                   300                 24,369
         Simon Property Group Inc REIT                                           3,900                328,146
         Vornado Realty Trust REIT                                                 400                 38,400
                                                                                       -----------------------
                                                                                                      607,593
                                                                                       -----------------------


                                                                                       -----------------------
         TOTAL FINANCIALS                                                                          22,354,866
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

HEALTH CARE 5.87%
HEALTH CARE EQUIPMENT & SERVICES 2.61%
         Aetna Inc                                                               6,600                324,324
         Bausch & Lomb Inc                                                       5,350                340,795
         Baxter International Inc                                                  790                 30,660
         Becton Dickinson & Co                                                   6,550                403,349
         Biomet Inc                                                                960                 34,099
         Boston Scientific Corp *                                                1,160                 26,738
         Cardinal Health Inc                                                     4,430                330,124
         Caremark RX Inc *                                                       8,500                418,030
         CIGNA Corp                                                                500                 65,310
         Coventry Health Care Inc *                                              5,700                307,686
         CR  Bard Inc                                                              400                 27,124

         Express Scripts Inc *                                                     600                 52,740
         Guidant Corp                                                            1,380                107,723
         HCA Inc                                                                 6,340                290,309
         Health Management Associates Inc                                        1,450                 31,277
         Hospira Inc *                                                             556                 21,940
         Humana Inc *                                                            9,600                505,440
         IMS Health Inc ~                                                        1,000                 25,770
         Manor Care Inc New                                                      1,838                 81,515
         McKesson Corp                                                           4,820                251,267
         Medco Health Solutions Inc *                                              473                 27,065
         Medtronic Inc                                                           6,650                337,488
         Patterson Cos Inc *                                                       800                 28,160
         Quest Diagnostics Inc                                                   1,800                 92,340
         St Jude Medical Inc *                                                     900                 36,900
         Stryker Corp                                                            2,440                108,190
         Tenet Healthcare Corp * ~                                               1,700                 12,546
         Thermo Electron Corp *                                                    950                 35,236
         United Healthcare Corp                                                 17,100                955,206
         Wellpoint Inc *                                                         8,000                619,440
         Zimmer Holdings Inc *                                                   1,670                112,892
                                                                                       -----------------------
                                                                                                    6,041,683
                                                                                       -----------------------

PHARMACEUTICALS & BIOTECHNOLOGY 3.26%
         Abbott Laboratories                                                     9,360                397,519
         Allergan Inc                                                              570                 61,845
         Amgen Inc *                                                             8,434                613,574
         Applera Corp - Applied Biosystems Group                                 1,000                 27,140
         Biogen Idec Inc *                                                       1,150                 54,165
         Bristol-Myers Squibb Co                                                10,810                266,034
         Chiron Corp *                                                             350                 16,034
         Eli Lilly and Co                                                        4,318                238,785
         Forest Laboratories Inc *                                               1,190                 53,110
         Genzyme Corp *                                                          3,500                235,270
         Gilead Sciences Inc *                                                   1,600                 99,552
         Johnson & Johnson                                                      33,776              2,000,215
         King Pharmaceuticals Inc *                                              1,150                 19,838
         MedImmune Inc *                                                           960                 35,117
         Merck & Co Inc                                                         19,030                670,427
         Mylan Labs Inc                                                            700                 16,380
         Pfizer Inc                                                             79,528              1,981,838
         Schering-Plough Corp                                                    8,160                154,958
         Wyeth                                                                  12,570                609,896
                                                                                       -----------------------
                                                                                                    7,551,697
                                                                                       -----------------------


                                                                                       -----------------------
         TOTAL HEALTH CARE                                                                         13,593,380
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

INDUSTRIALS 5.29%
CAPITAL GOODS 4.08%
         3M Co                                                                   5,920                448,085
         American Power Conversion Corp                                            700                 16,177
         American Standard Cos Inc                                                 200                  8,572
         Boeing Co                                                               6,972                543,328
         Caterpillar Inc ^                                                       2,120                152,237
         Cummins Inc                                                             2,500                262,750
         Danaher Corp                                                              840                 53,382
         Deere & Co                                                                900                 71,145
         Dover Corp                                                              1,000                 48,560
         Eaton Corp                                                              6,500                474,305
         Emerson Electric Co                                                       960                 80,285
         General Dynamics Corp                                                   4,240                271,275
         General Electric Co                                                    85,980              2,990,384
         Goodrich Corp                                                          10,800                470,988
         Honeywell International Inc                                             2,666                114,025
         Illinois Tool Works Inc                                                 1,140                109,793
         Ingersoll-Rand Co                                                       2,740                114,505
         ITT Industries Inc                                                        200                 11,244
         Lockheed Martin Corp                                                    7,034                528,464
         Masco Corp                                                              8,940                290,461
         Northrop Grumman Corp                                                   1,642                112,132
         Paccar Inc                                                                600                 42,288
         Parker Hannifin Corp                                                    1,400                112,854
         Raytheon Co                                                            12,670                580,793
         Rockwell Automation Inc                                                 1,090                 78,382
         Rockwell Collins Inc                                                      950                 53,533
         Textron Inc                                                             2,500                233,475
         Tyco International Ltd                                                 17,499                470,373
         United Technologies Corp                                               12,220                708,393
                                                                                       -----------------------
                                                                                                    9,452,188
                                                                                       -----------------------

COMMERCIAL SERVICES & SUPPLIES 0.17%
         Allied Waste Industries Inc * ~                                         1,300                 15,912
         Apollo Group Inc *                                                        750                 39,383
         Avery Dennison Corp                                                       400                 23,392
         Cendant Corp                                                            3,796                 65,861
         Cintas Corp                                                               600                 25,572
         Equifax Inc                                                               400                 14,896
         H & R Block Inc.                                                        1,100                 23,815
         Monster Worldwide Inc *                                                   500                 24,930
         Pitney Bowes Inc                                                          770                 33,056
         Robert Half International Inc                                             600                 23,166
         RR Donnelley & Sons Co                                                    850                 27,812
         Waste Management Inc                                                    1,989                 70,212
                                                                                       -----------------------
                                                                                                      388,007
                                                                                       -----------------------

TRANSPORTATION 1.04%
         Burlington Northern Santa Fe Corp                                       1,350                112,496
         CSX Corp                                                                9,960                595,608
         FedEx Corp                                                              4,302                485,868
         Norfolk Southern Corp                                                   4,520                244,396
         Ryder Systems Inc                                                       5,500                246,290
         Southwest Airlines Co                                                   2,900                 52,171
         Union Pacific Corp                                                        910                 84,949

         United Parcel Service Inc                                               7,380                585,824
                                                                                       -----------------------
                                                                                                    2,407,602
                                                                                       -----------------------


                                                                                       -----------------------
         TOTAL INDUSTRIALS                                                                         12,247,797
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 7.19%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.33%
         Advanced Micro Devices Inc *                                            2,200                 72,952
         Altera Corp *                                                           1,760                 36,326
         Applied Materials Inc                                                   2,890                 50,604
         Broadcom Corp *                                                         1,245                 53,734
         Freescale Semiconductor Inc *                                           9,330                259,094
         Intel Corp                                                             69,410              1,343,084
         Linear Technology Corp                                                  1,500                 52,620
         LSI Logic Corp *                                                        2,600                 30,056
         Maxim Integrated Products Inc                                             460                 17,089
         Micron Technology Inc *                                                 2,000                 29,440
         National Semiconductor Corp                                             1,400                 38,976
         NVIDIA Corp *                                                           1,400                 80,164
         PMC Sierra Inc *                                                        2,100                 25,809
         Teradyne Inc *                                                          1,300                 20,163
         Texas Instruments Inc                                                  29,960                972,801
                                                                                       -----------------------
                                                                                                    3,082,912
                                                                                       -----------------------

SOFTWARE & SERVICES 2.48%
         Adobe Systems Inc                                                       1,800                 62,856
         Affiliated Computer Services Inc *                                      6,300                375,858
         Automatic Data Processing Inc                                             750                 34,260
         Autodesk Inc                                                            1,600                 61,632
         BMC Software Inc *                                                     17,600                381,216
         CA Inc                                                                  1,683                 45,794
         Citrix Systems Inc *                                                    1,050                 39,795
         Computer Sciences Corp *                                                8,650                480,507
         Compuware Corp *                                                        3,000                 23,490
         Convergys Corp *                                                        1,020                 18,574
         Electronic Data Systems Corp                                            1,820                 48,831
         First Data Corp                                                         1,908                 89,333
         Fiserv Inc *                                                            8,250                351,038
         Google Inc *                                                              650                253,500
         Intuit Inc *                                                            3,000                159,570
         Microsoft Corp #                                                       92,220              2,509,306
         Oracle Corp *                                                          34,128                467,212
         Paychex Inc                                                             1,595                 66,448
         Sabre Holdings Corp                                                     2,200                 51,766
         Symantec Corp *                                                         3,274                 55,101
         Verisign Inc *                                                            800                 19,192
         Yahoo! Inc *                                                            4,800                154,848
                                                                                       -----------------------
                                                                                                    5,750,127
                                                                                       -----------------------

TECHNOLOGY HARDWARE & EQUIPMENT 3.38%
         ADC Telecommunications Inc * ~                                            442                 11,311
         Agilent Technologies Inc *                                              2,335                 87,679
         Apple Computer Inc *                                                    4,000                250,880
         Arrow Electronics Inc *                                                 7,900                254,933

         Ciena Corp *                                                            1,600                  8,336
         Cisco Systems Inc *                                                    58,060              1,258,160
         Comverse Technology Inc *                                               1,100                 25,883
         Corning Inc *                                                           7,350                197,789
         Dell Inc *                                                             22,390                666,326
         EMC Corp *                                                             26,380                359,559
         Gateway Inc * ~                                                         1,400                  3,066
         Hewlett-Packard Co                                                     29,914                984,171
         International Business Machines Corp                                   18,570              1,531,468
         Jabil Circuit Inc *                                                     9,300                398,598
         JDS Uniphase Corp *                                                     5,400                 22,518
         Lucent Technologies Inc * ~                                             9,900                 30,195
         Molex Inc                                                                 700                 23,240
         Motorola Inc                                                           23,721                543,448
         NCR Corp *                                                             13,500                564,165
         Network Appliance Inc *                                                 2,100                 75,663
         Qualcomm Inc                                                            5,540                280,379
         Sanmina-SCI Corp *                                                      1,800                  7,380
         Solectron Corp *                                                          900                  3,600
         Sun Microsystems Inc *                                                  6,300                 32,319
         Tektronix Inc                                                             350                 12,498
         Tellabs Inc *                                                           1,600                 25,440
         Xerox Corp *                                                           11,200                170,240
                                                                                       -----------------------
                                                                                                    7,829,244
                                                                                       -----------------------


                                                                                       -----------------------
         TOTAL INFORMATION TECHNOLOGY                                                              16,662,283
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

MATERIALS 1.39%
MATERIALS 1.39%
         Air Products and Chemicals Inc                                            200                 13,438
         Alcoa Inc                                                               3,024                 92,413
         Allegheny Technologies Inc                                                300                 18,354
         Ball Corp                                                                 400                 17,532
         Bemis Co Inc                                                              400                 12,632
         Dow Chemical Co                                                         4,791                194,515
         Eastman Chemical Co                                                     7,425                380,011
         E I du Pont de Nemours & Co                                             4,038                170,444
         Engelhard Corp                                                            450                 17,824
         FMC Corp                                                                5,600                347,088
         Freeport McMoRan Copper & Gold Inc                                        700                 41,839
         Hercules Inc *                                                            350                  4,830
         International Flavors & Fragrances Inc                                    300                 10,296
         International Paper Co                                                  1,802                 62,295
         Louisiana-Pacific Corp                                                  7,200                195,840
         Lubrizol Corp                                                           5,700                244,245
         MeadWestvaco Corp                                                         700                 19,117
         Newmont Mining Corp                                                     1,550                 80,429
         Nucor Corp                                                                600                 62,874
         Phelps Dodge Corp                                                       5,900                475,127
         PPG Industries Inc                                                      4,900                310,415
         Rohm and Haas Co                                                        7,151                349,469
         Sigma-Aldrich Corp ~                                                      500                 32,895
         Temple Inland Inc                                                         400                 17,820
         Tronox Inc *                                                               93                  1,580

         United States Steel Corp                                                  360                 21,845
         Vulcan Materials Co                                                       400                 34,660


                                                                                       -----------------------
         TOTAL MATERIALS                                                                            3,229,827
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.34%
TELECOMMUNICATION SERVICES 1.34%
         Alltel Corp                                                               380                 24,605
         AT&T Inc                                                               35,517                960,380
         BellSouth Corp                                                         18,850                653,152
         CenturyTel Inc                                                            550                 21,516
         Citizens Communications Co                                                900                 11,943
         Qwest Communications International Inc * ~                              5,900                 40,120
         Sprint Corp                                                            17,097                441,786
         Verizon Communications Inc                                             28,058                955,655


                                                                                       -----------------------
         TOTAL TELECOMMUNICATION SERVICES                                                           3,109,157
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

UTILITIES 1.48%
UTILITIES 1.48%
         AES Corp * ~                                                           19,350                330,111
         Ameren Corp                                                               300                 14,946
         American Electric Power Company Inc                                     1,750                 59,535
         CenterPoint Energy Inc ~                                                1,100                 13,123
         Cinergy Corp                                                              700                 31,787
         CMS Energy Corp *                                                         400                  5,180
         Constellation Energy Group Inc                                          6,210                339,749
         Dominion Resources Inc                                                  1,249                 86,218
         DTE Energy Co ~                                                           700                 28,063
         Duke Energy Co                                                         10,202                297,388
         Dynegy Inc * ~                                                          1,000                  4,800
         Edison International                                                    8,630                355,383
         Entergy Corp                                                              890                 61,357
         Exelon Corp                                                             9,034                477,899
         FirstEnergy Corp                                                        1,500                 73,350
         Keyspan Corp                                                              600                 24,522
         PG&E Corp                                                               7,710                299,919
         PPL Corp                                                                1,600                 47,040
         Progress Energy Inc                                                       952                 41,869
         Public Service Enterprise Group Inc                                     1,050                 67,242
         Sempra Energy                                                           1,100                 51,106
         Southern Co ~                                                           2,900                 95,033
         TECO Energy Inc                                                         1,350                 21,762
         TXU Corp                                                               12,794                572,659
         XCEL Energy Inc                                                         1,950                 35,392


                                                                                       -----------------------
         TOTAL UTILITIES                                                                            3,435,433
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
 (Cost $95,430,962)                                                                               106,087,946
                                                                                       -----------------------


--------------------------------------------------------------------------------------------------------------
FIXED INCOME - 11.56%                                                              PAR                  VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY - 11.56%
         United States Treasury Bonds
           5.25% November 15, 2028 ~                                         2,060,000              2,115,202
           5.25%  February 15, 2029 ~                                          685,000                703,356
           5.50% August 15, 2028 ~                                             360,000                381,403
           6.00% February 15, 2026 ~                                           790,000                881,467
           6.125%  November 15, 2027 ~                                         575,000                654,602
           6.125%  August 15, 2029 ~                                           479,000                549,166
           6.25% August 15, 2023 ~                                             470,000                533,046
           6.25%  May 15, 2030 ~                                             1,360,000              1,589,394
           6.375% August 15, 2027 ~                                          1,180,000              1,379,678
           6.50% November 15, 2026 ~                                           145,000                171,315
           6.625%  February 15, 2027 ~                                         170,000                203,867
           6.75% August 15, 2026 ~                                             345,000                417,854
           6.875% August 15, 2025 ~                                            600,000                732,422
           7.125%  February 15, 2023 ~                                       1,125,000              1,383,574
           7.25%  May 15, 2016 ~                                               817,000                966,230
           7.25%  August 15, 2022 ~                                          1,695,000              2,101,932
           7.50%  November 15, 2016 ~                                          640,000                773,350
           7.50%  November 15, 2024                                            471,000                607,406
           7.625% November 15, 2022 ~                                          185,000                237,479
           7.625%  February 15, 2025 ~                                         204,000                266,650
           7.875% February 15, 2021 ~                                          885,000              1,142,480
           8.00%  November 15, 2021 ~                                          755,000                991,763
           8.125%  August 15, 2019 ~                                           775,000              1,005,683
           8.125% May 15, 2021 ~                                               595,000                785,539
           8.125%  August 15, 2021 ~                                           305,000                403,649
           8.50% February 15, 2020 ~                                         1,215,000              1,629,429
           8.75% May 15, 2017 ~                                                335,000                442,122
           8.75%  May 15, 2020 ~                                               185,000                253,450
           8.75% August 15, 2020 ~                                             645,000                885,918
           8.875% August 15, 2017                                              245,000                327,132
           8.875%  February 15, 2019 ~                                       1,295,000              1,762,920
           9.00%  November 15, 2018 ~                                          210,000                287,536
           9.125% May 15, 2018 ~                                               155,000                212,580

TOTAL FIXED INCOME
 (Cost $25,597,843)                                                                                26,779,594
                                                                                       -----------------------

TOTAL LONG TERM ASSETS
 (Cost $121,028,805)                                                                              132,867,540
                                                                                       -----------------------

SHORT TERM INVESTMENTS - 54.03%                                             PAR/SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------
---------

COMMERCIAL PAPER - 32.27%
         Abbey National NA LLC
           4.61% May 3, 2006 # @                                             4,000,000              3,983,609
         AIG Funding Inc
           4.76% June 19, 2006 # @                                           4,000,000              3,958,400
         American Honda Fin Corp
           4.58% May 4, 2006 # @                                             2,850,000              2,838,035
           4.61% April 25, 2006 # @                                          3,000,000              2,990,780
         Barclays U S Fund
           4.64%  April 27, 2006 # @                                         3,000,000              2,989,958
         CBA Finance Inc (Delaware)
           4.805% March 20, 2006 # @                                         4,000,000              3,958,400
         Citigroup Funding Inc
         4.78% April 3, 2006 # @                                             9,600,000              9,597,451
         Dexia Delaware
            4.41% April 3, 2006 # @                                          3,000,000              2,999,265
         DNB NOR Bank ASA
           4.78% March 2, 2006 # @                                           4,000,000              3,959,840
         ING U S Funding LLC
           4.505 % April 24, 2006 # @                                        4,000,000              3,988,487
         Kreditbank North America
           4.725% June 5, 2006 # @                                           4,000,000              3,965,920
         Nordea North america Inc @
           4.62%  April 24, 2006 # @                                         3,400,000              3,389,964
         Paccar Financial Corp Yrs
           4.80% June 23, 2006 # @                                           3,000,000              2,967,150
         Rabobank USA Financial Corp
           4.57% April 3, 2006 # @                                           3,000,000              2,999,238
         Royal Bank of Scotland PLC
            4.695% March 20, 2006 # @                                        4,000,000              3,976,003
         San Paolo U S Financial Co
           4.69% March 2, 2006 # @                                           4,000,000              3,965,920
         Santander Financial DE
           4.80% June 7, 2006 # @                                            4,000,000              3,964,840
         Spintab Swedmortgage AB
           4.63% April, 26, 2006 # @                                         1,300,000              1,295,820
         Svenska Handlsbn
           4.705% May 15, 2006 # @                                           4,000,000              3,976,998
         UBS Financial Delaware LLC
           4.64% February 28, 2006 # @                                       3,000,000              2,984,920
                                                                                       -----------------------
                                                                                                   74,750,998
                                                                                       -----------------------

REPURCHASE AGREEMENTS - 5.85%
         State Street Repo, 2.30%, dated March 31,  2006,
         due April 3, 2006, repurchase price $13,565,600
         collateralized by 10,265,000 U.S. Treasury Note, 8.125%,
         due May 15, 2021, valued at $13,863,138 # ^^^                      13,563,000             13,563,000

SHORT TERM INVESTMENT FUND - 0.93%
         State Street Global Advisors
           Money Market Fund
          4.34% yield as of March 31, 2006 # ^^^                             2,144,085              2,144,085

SHORT TERM INVESTMENT TRUST - 11.84%
         State Street Securities Lending Quality Trust
         4.71% yield as of March 31, 2006 ^^^                               27,445,823             27,445,823

U.S. TREASURY - 3.14%
         United States Treasury Bills
           0.00% June 8, 2006 #                                              5,000,000              4,959,060
           0.00%   June 22, 2006                                             2,350,000              2,326,693
                                                                                       -----------------------
                                                                                                    7,285,753
                                                                                       -----------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $125,185,999)                                                                              125,189,659
                                                                                       -----------------------


TOTAL INVESTMENTS - 111.37%
 (Cost $246,214,804)                                                                              258,057,199
                                                                                       -----------------------


OTHER ASSETS AND LIABILITIES - -11.37%                                                            (26,336,430)
                                                                                       -----------------------



TOTAL NET ASSETS - 100%                                                                           231,720,769
                                                                                       =======================

PREFERRED FIXED INCOME FUND as of March 31, 2006
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FIXED INCOME - 121.54%                                                                     PAR +              VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 1.84%
           Aegis Asset Backed Securities Trust
            4.91813% June 25, 2035 ## ^^                                               1,225,770          1,225,936
           Conseco Financial Securitization Corp
             6.60%  February 1, 2033 ^^                                                  658,647            654,801
             7.27%  September 1, 2032 ^^                                                 800,000            753,544
           GSMPS Mortgage Loan Trust
             5.04813% July 25, 2035 ## ** ^^                                           2,168,038          2,168,168
           Keycorp Student Loan Trust
             4.195% December 27, 2016 ## ^^                                              550,000            549,813
           M & I Auto Loan Trust
             2.31%  February 20, 2008 ^^                                                 237,806            236,269
           MSDWCC Heloc Trust
             5.00813% July 25, 2017 ## ^^                                                366,499            366,564
           Pegasus Aviation Lease Securities
             8.37% March 25, 2030 ** ^^                                                  400,000            251,937
           PSNH Funding LLC
             6.48%  May 1, 2015 ^^                                                     1,000,000          1,051,076
                                                                                                 -------------------
                                                                                                          7,258,108
                                                                                                 -------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 9.75%
           Banc of America Commercial Mortgage Inc
             5.115% October 10, 2045 ^^                                                  350,000            338,510
           Countrywide Alternative Loan Trust
             5.12813% October 25, 2035 ## ^^                                           3,148,381          3,159,620
             5.14813% October 25, 2035 ## ^^                                           3,928,953          3,945,769
             5.10625% October 25, 2035 ## ^^                                           4,146,107          4,167,367
             4.85063% January 25, 2036 ## ^^                                           1,904,376          1,904,788
           Deutsche Mortgage and Asset Receiving Corp
             6.538% June 15, 2031 ^^                                                   1,478,868          1,501,827
           Diversified REIT Trust
             0.532% March 18, 2011 IO ** ^^                                           30,816,881            404,626
           First Franklin Mortgage Loan Trust
             4.89813% March 25, 2035 ## ^^                                             1,027,556          1,027,641
           GMAC Commercial Mortgage Securities Inc
             6.70% May 15, 2030 ^^                                                     1,385,081          1,414,130
           GS Mortgage Securities Corp
             4.68% July 10, 2039 ^^                                                      700,000            669,431
             6.62%  October 18, 2030 ^^                                                  640,134            654,184
           IMPAC Secured Assets Corp
             5.13813% March 25, 2036 ## ^^                                             2,250,803          2,260,222
           JP Morgan Chase Commercial Mortgage Securities Corp
             4.895% September 12, 2037 ^^                                              2,880,000          2,738,548
             4.918% October 15, 2042 ^^                                                1,100,000          1,046,695
           Lehman XS Trust
             5.09813% December 25, 2035 ## ^^                                          1,948,995          1,949,131
           Master Reperforming Loan Trust
             7.00% August 25, 2034 ** ^^                                               1,477,078          1,504,321
           Merrill Lynch Mortgage Trust
             4.747% May 12, 2043 ^^                                                      600,000            564,680
           Morgan Stanley Capital Inc
             4.989% August 13, 2042 ^^                                                   910,000            872,114
           Opteum Mortgage Acceptance Corp
             4.98813% November 25, 2035 ^^                                             5,086,326          5,088,226
           Peoples Choice Home Loan Securities Trust
             4.92813% May 25, 2035 ## ^^                                                 353,591            353,609
           Structured Adjustable Rate Mortgage Loan Trust
             5.15813% August 25, 2035 ## ^^                                            2,967,303          2,973,360
                                                                                                 -------------------
                                                                                                         38,538,799
                                                                                                 -------------------
CORPORATES 23.36%
           AES Corp
             7.75% March 1, 2014                                                          99,000            103,950
             8.75%  May 15, 2013 **                                                      449,000            484,920
             8.875%  February 15, 2011                                                    47,000             50,642
             9.375%  September 15, 2010                                                   92,000            100,280
             9.50%  June 1, 2009 ~                                                        95,000            102,362
           AIFUL Corp
             5.00% August 10, 2010 **                                                    600,000            580,491
           Altria Group Inc
             7.00%  November 4, 2013                                                     260,000            279,529
             7.75%  January 15, 2027                                                     590,000            675,113
           Amerada Hess Corp
             7.30% August 15, 2031                                                     1,315,000          1,464,126
           American Achievement Corp
             8.25% April 1, 2012                                                          30,000             30,600
           Amerigas Partners LP
             7.25% May 20, 2015                                                           80,000             80,000
           AmerisourceBergen Corp
             5.875% September 15, 2015 **                                                120,000            118,027
           Anadarko Petroleum Corp
             6.75% May 1, 2011                                                           335,000            352,983
           AOL Time Warner Inc
             7.70%  May 1, 2032                                                        1,145,000          1,259,170
           Apache Corp
             6.25% April 15, 2012                                                        390,000            408,070
           AT&T Wireless Services Inc
             7.875% March 1, 2011                                                        225,000            246,615
             8.125% May 1, 2012                                                           75,000             84,212
           Bank of America Corp
             7.40% January 15, 2011                                                      750,000            810,619
           Bank One Corp
             5.90% November 15, 2011                                                     825,000            838,453
           Banque Paribas NY
             6.875% March 1, 2009                                                        140,000            145,338
           Bear Stearns Co Inc
            5.18%  June 19, 2006 MTN ## ~                                                200,000            200,114
           Beazer Homes USA Inc
             8.625%  May 15, 2011                                                         10,000             10,450
           Bellsouth Corp
             4.75% November 15, 2012                                                      40,000             37,882
           Boeing Capital Corp
             6.50%  February 15, 2012 ~                                                  535,000            563,050
           Boyd Gaming Corp
             6.75% April 15, 2014 ~                                                       75,000             74,812
             7.125% February 1, 2016                                                     340,000            344,675
           Bristol-Myers Squibb Co
             5.75% October 1, 2011                                                       140,000            141,539
           British Telecommunication PLC
             8.375% December 15, 2010                                                    410,000            457,311
           Chesapeake Energy Corp
             6.25% January 15, 2018                                                      150,000            146,625
             7.50%  September 15, 2013                                                    30,000             31,350
           ChevronTexaco Corp
             3.50% September 17, 2007                                                    625,000            610,623
           CIE Gen Geophysique
             7.50% May 15, 2015 **                                                        70,000             72,100
           Cincinnati Bell Inc
             7.00% February 15, 2015                                                     135,000            133,650
           Cingular Wireless LLC
             6.50% December 15, 2011                                                     220,000            229,997
           Cit Group Inc
             5.40% March 7, 2013                                                         500,000            490,593
           Citigroup Inc
             5.00% September 15, 2014                                                  1,040,000            995,384
           Citizens Communications Co
             9.25% May 15, 2011                                                           40,000             43,900
           Clear Channel Communications Inc
             4.25% May 15, 2009                                                          250,000            238,042
             4.625% January 15, 2008                                                      30,000             29,457
             4.90% May 15, 2015                                                          180,000            157,464
             5.50% September 15, 2014                                                    600,000            554,401
           Cleveland Electric Illumination
             5.65%  December 15, 2013                                                    100,000             99,119
           Columbia/HCA Healthcare Corp
             7.25%  May 20, 2008                                                          40,000             41,023
           Comcast Corp
             6.50%  January 15, 2015                                                      40,000             40,983
             7.125% June 15, 2013                                                        185,000            195,865
           Conoco Inc
             6.95%  April 15, 2029                                                       865,000            978,568
           ConocoPhillips
             5.90% October 15, 2032                                                        5,000              5,007
           Corporacion Nacional Del Cobre
            4.75% October 15, 2014 **                                                    210,000            196,508
           CSC Holdings Inc
             7.625%  April 1, 2011                                                       175,000            175,875
           DaimlerChrysler Holdings
             6.50%  November 15, 2013                                                    110,000            111,877
             7.30% January 15, 2012                                                      290,000            306,435
             7.75% January 18, 2011                                                      235,000            252,060
           Davita Inc
             7.25% March 15, 2015                                                         75,000             75,375
           Devon Energy Corp
             7.95%  April 15, 2032                                                       495,000            606,187
           DirecTV Holdings LLC
             6.375% June 15, 2015                                                        180,000            177,750
           Dominion Resources Inc
             4.75% December 15, 2010                                                     160,000            153,701
             5.70%  September 17, 2012                                                   570,000            564,778
           Dow Chemical Co
             6.00% October 1, 2012                                                       325,000            332,786
           DR Horton Inc
             8.50% April 15, 2012                                                         55,000             58,346
           DRS Technologies Inc
             6.625% February 1, 2016                                                      60,000             59,700
           Duke Energy Co
             3.75%  March 5, 2008                                                        440,000            427,507
             6.25% January 15, 2012                                                      165,000            170,034
           Eastman Kodak Co
             3.625% May 15, 2008 MTN                                                     520,000            485,356
             7.25%  November 15, 2013                                                    335,000            325,426
           Echostar Corp
             7.125% February 1, 2016 **                                                  240,000            236,100
           EIRCOM Funding
             8.25%  August 15, 2013                                                      120,000            129,150
           El Paso Electric Co
            8.375% June 15, 2032                                                         685,000            774,539
           Entercom Communications Corp
             7.625%  March 1, 2014                                                       130,000            132,600
           E*Trade Financial Corp
             7.375% September 15, 2013                                                    40,000             40,800
           Exelon Corp
             5.625% June 15, 2035                                                        470,000            426,554
           Export Import Bank of Korea
             5.25%  February 10, 2014 **                                                 225,000            218,205
           First Energy Corp
             5.50%  November 15, 2006                                                    300,000            300,077
             6.45% November 15, 2011                                                     110,000            113,821
             7.375%  November 15, 2031                                                 1,310,000          1,455,113
           Ford Motor Co
             4.95% January 15, 2008                                                      760,000            708,228
             6.625% October 1, 2028                                                       90,000             60,552
             7.25%  October 25, 2011                                                   1,170,000          1,066,140
             7.45% July 16, 2031 ~                                                       270,000            200,475
             7.875%  June 15, 2010                                                     1,185,000          1,110,898
           Ford Motor Credit Co
             6.625% June 16, 2028                                                         80,000             75,719
             7.375 October 28, 2009                                                    3,490,000          3,281,064
           Forest City Enterprises Inc
             6.50% February 1, 2017                                                       48,000             47,400
             7.625% June 1, 2015                                                          20,000             21,100
           General Electric Capital Corp
             5.17% September 15, 2014 MTN ## ~                                         1,370,000          1,378,408
             5.45%  January 15, 2013 MTN                                                 690,000            689,481
           General Electric Co
            5.00% February 1, 2013                                                     1,600,000          1,556,322
           General Motors Acceptance Corp
             4.375%  December 10, 2007 MTN                                               160,000            148,390
             5.125% May 9, 2008                                                          330,000            310,570
             5.625% May 15, 2009 ~                                                     1,000,000            930,613
             5.85% January 14, 2009                                                      700,000            654,654
             6.125%  February 1, 2007                                                    355,000            349,520
             6.125% August 28, 2007                                                      650,000            630,452
             6.15%  April 5, 2007                                                      1,030,000          1,011,626
             6.311% November 30, 2007                                                    290,000            270,880
             7.75% January 19, 2010                                                      570,000            555,756
           General Motors Corp
             7.20% January 15, 2011 ~                                                    435,000            339,300
             8.375% July 5, 2033                                                         250,000            218,181
             8.375% July 14, 2033 ~                                                      800,000            586,000
           Georgia-Pacific Corp
             8.125%  May 15, 2011                                                         20,000             20,800
             9.50%  December 1, 2011                                                      39,000             42,705
           Goldman Sachs Group Inc
             4.67% August 1, 2006 MTN ##                                               2,500,000          2,500,900
             4.50% June 15, 2010                                                         120,000            115,645
             4.75%  July 15, 2013                                                         80,000             75,578
             5.00% January 15, 2011                                                       80,000             78,294
             6.60%  January 15, 2012                                                     350,000            366,939
           HCA Inc
             5.75% March 15, 2014                                                         40,000             37,425
             6.25% February 15, 2013                                                     640,000            620,818
             6.30%  October 1, 2012                                                      220,000            214,729
             6.375% January 15, 2015 ~                                                 1,060,000          1,031,672
           Health Care REIT Inc
             8.00%  September 12, 2012                                                    79,000             86,115
           Hertz Corp
             8.875% January 1, 2014 **                                                    90,000             93,375
           Hexio U S Financial Corp
             9.00% July 15, 2014                                                          30,000             30,900
           Hilton Hotels Corp
             7.625%  May 15, 2008                                                        127,000            131,640
           HMH Properties Inc
             7.875% August 1, 2008                                                         9,000              8,969
           Host Marriott Corp
             6.75% June 1, 2016                                                           30,000             29,963
             9.50% January 15, 2007                                                       76,000             78,090
           Household Finance Corp
             6.375% October 15, 2011                                                     180,000            186,770
             6.375% November 27, 2012                                                    340,000            352,326
             7.00% May 15, 2012                                                           20,000             21,377
           HSBC Finance Corp
             6.75% May 15, 2011                                                          470,000            494,804
           Hydro Quebec
             7.50%  April 1, 2016                                                        220,000            253,616
           IMC Global Inc
             10.875%  August 1, 2013                                                      50,000             57,250
             11.25% June 1, 2011                                                         100,000            106,375
           Inn of the Mountain Gods Resort & Casino
             12.00% November 15, 2010                                                     80,000             87,000
           Intelsat Subsidiary Holding Co
             8.625% January 15, 2015                                                     110,000            114,538
           Iron Mountain Inc
             8.625% April 1, 2013                                                         85,000             88,400
           J C Penney Co Inc
             7.40% April 1, 2037                                                          50,000             53,910
           John Deere Capital Corp
             7.00% March 15, 2012                                                        295,000            316,313
           JP Morgan Chase & Co
             4.50%  November 15, 2010                                                    240,000            230,919
             5.35% March 1, 2007                                                         375,000            375,242
             5.75% January 2, 2013                                                       450,000            453,010
           Kabel Deutschland GMBH
             10.625% July 1, 2014 **                                                     175,000            186,813
           Kansas City Southern Co
             9.50% October 1, 2008                                                        25,000             26,688
           Kerr McGee Corp
             7.875% September 15, 2031                                                 1,390,000          1,587,730
           Key Bank
             5.80% July 1, 2014 MTN                                                      450,000            452,957
           Kraft Foods Inc
             5.25% June 1, 2007                                                          400,000            399,168
             5.625% November 1, 2011                                                     300,000            300,399
           L-3 Commuhications Corp
             6.375% October 15, 2015                                                     110,000            108,350
           Lamar Media Corp
             7.25% January 1, 2013                                                       109,000            111,725
           Lehman Brothers Holdings Inc
             4.00% January 22, 2008                                                      350,000            342,260
             6.625% January 18, 2012                                                     235,000            247,229
           Liberty Media Corp
             5.70%  May 15, 2013 ~                                                        20,000             18,598
             6.41%  September 17, 2006 ##                                                773,000            776,162
             7.875% July 15, 2009                                                         20,000             21,045
           Lockheed Martin Corp
             8.50% December 1, 2029                                                      175,000            227,210
           Lyondell Chemical Co
             9.625% May 1, 2007                                                          114,000            117,705
           Macdermid Inc
             9.125% July 15, 2011                                                         30,000             31,575
           Mandalay Resort Group
             9.50% August 1, 2008                                                         10,000             10,638
           Merrill Lynch & Co Inc
             3.375%  September 14, 2007 MTN                                              385,000            374,701
           MGM Grand Inc
             9.75% June 1, 2007                                                          105,000            109,594
           MGM Mirage Inc
             6.625% September 15, 2015 ~                                                 120,000            118,050
             6.75%  September 1, 2012                                                    100,000             99,875
             8.50%  September 15, 2010                                                   101,000            108,070
           Midamerican Energy Co
             6.75% December 30, 2031                                                     165,000            179,907
           Mohegan Tribal Gaming Authority
             8.00%  April 1, 2012                                                         20,000             20,950
           Morgan Stanley Group Inc
             3.625%  April 1, 2008                                                        10,000              9,693
             5.30%  March 1, 2013                                                         90,000             88,019
             5.80%  April 1, 2007                                                        825,000            828,769
           MUFG Capital Finance 1 Limited
             6.346% July 29, 2049                                                        410,000            403,456
           Nationsrent Inc
           9.50% October 15, 2010                                                         20,000             21,750
           News America Inc
             6.20% December 15, 2034                                                      85,000             79,604
           Nextel Communications Inc
             5.95% March 15, 2014                                                         44,000             43,561
             7.375% August 1, 2015                                                       150,000            157,311
           Niagara Mohawk Power Corp
             7.75% October 1, 2008                                                     1,150,000          1,208,733
           Norfolk Southern Corp
             6.75% February 15, 2011                                                     145,000            153,021
           Northrop Grumman Corp
             4.079% November 16, 2006                                                    275,000            273,035
           NRG Energy Inc
             7.25% February 1, 2014                                                      190,000            193,088
           OMI Corp
             7.625% December 1, 2013 ~                                                    80,000             81,500
           Omnicare Inc
             6.875% December 15, 2015                                                     59,000             58,853
           Oncor Electric Delivery Co
             6.375% January 15, 2015                                                     100,000            103,193
           Oxford Industries Inc
             8.875% June 1, 2011                                                          60,000             61,800
           Pacific Energy Partners LP
             7.125% June 15, 2014                                                         60,000             61,050
           Pacific Gas and Electric Co
             6.05%  March 1, 2034                                                        290,000            283,788
           Park Place Entertainment Corp
             7.00%  April 15, 2013                                                         8,000              8,332
             8.125% May 15, 2011 ~                                                        61,000             66,338
           Peabody Energy Corp
             5.875%  April 15, 2016                                                       40,000             38,100
             6.875% March 15, 2013                                                       107,000            108,605
           Pemex Project Funding Master
             6.625% June 15, 2035                                                        870,000            840,420
           Plains Exploration & Production Co
             7.125%  June 15, 2014 ~                                                      90,000             92,475
           Pogo Producing Co
             6.875% October 1, 2017 ~                                                    120,000            118,500
           Premier Entertainment (Biloxi)
             10.75% February 1, 2012 ~                                                    60,000             57,572
           Pride International Inc
             7.375%  July 15, 2014                                                       130,000            136,500
           Quebecor Media
             7.75% March 15, 2016 **                                                      30,000             30,825
           Qwest Corp
             5.625%  November 15, 2008                                                   550,000            545,875
           Raytheon Co
             6.55% March 15, 2010                                                        165,000            171,068
           Readers Digest Association Inc
             6.50% March 1, 2011                                                          50,000             49,875
           River Rock Entertainment Authority
             9.75% November 1, 2011                                                       30,000             32,325
           R J Reynolds Tobacco Holdings Inc
             7.25% June 1, 2012 ~                                                        875,000            903,438
             7.75% May 15, 2006                                                          220,000            221,100
           Rogers Cable Inc
             5.50% March 15, 2014                                                         20,000             18,700
             6.75% March 15, 2015                                                         90,000             91,800
           Rogers Wireless Communications Inc
             6.375%  March 1, 2014                                                       120,000            119,700
           Royal KPN NV
             8.00% October 1, 2010                                                       710,000            762,101
             8.375% October 1, 2030                                                      665,000            732,023
           Russell Corp
             9.25% May 1, 2010 ~                                                          71,000             73,663
           SBC Communications Inc
             5.10% September 15, 2014                                                    450,000            427,112
           Seariver Maritime Financial Holdings
             0.01%  September 1, 2012                                                    780,000            555,075
           Semgroup LP
             8.75% November 15, 2015 **                                                   10,000             10,200
           Service Corp International
             7.50% June 15, 2017 **                                                      120,000            122,100
           Shaw Communications Inc
             7.20%  December 15, 2011                                                     61,000             62,830
             7.25%  April 6, 2011 ~                                                       50,000             51,625
             8.25%  April 11, 2010                                                         6,000              6,375
           Shinsei Fin Cayman Ltd
             6.418% January 29, 2049  ### ** ~                                           600,000            590,554
           Sinclair Broadcast Group Inc
             8.00% March 15, 2012                                                         20,000             20,400
           SLM Corp
             4.54%  April 1, 2009 ##                                                   1,090,000          1,055,142
           Sonat Inc
             7.625% July 15, 2011 ~                                                      340,000            350,200
           Southern Natural Gas Co
             8.00% March 1, 2032                                                         830,000            910,292
             8.875%  March 15, 2010                                                      130,000            138,288
           Sprint Capital Corp
             4.78%  August 17, 2006                                                      520,000            518,928
             6.00% January 15, 2007                                                      750,000            753,559
             6.125%  November 15, 2008                                                   340,000            346,029
             8.375%  March 15, 2012                                                       20,000             22,598
           Station Casinos Inc
             6.00% April 1, 2012                                                          90,000             88,763
             6.625% March 15, 2018 **                                                     25,000             24,438
             6.875% March 1, 2016                                                         60,000             60,300
           Starwood Hotels & Resorts Worldwide Inc
             7.375%  May 1, 2007                                                         119,000            121,083
           Sun Media Corp
             7.625%  February 15, 2013                                                    50,000             51,500
           Suburban Propane Partners
             6.875% December 15, 2013                                                    255,000            244,800
           Sungard Data Systems Inc
             9.125% August 15, 2013 **                                                   120,000            126,900
           TCI Communications Inc
             7.875% February 15, 2026                                                    455,000            498,865
           Teekay Shipping Corp
             8.875% July 15, 2011                                                        159,000            174,900
           Tele Communications Inc
             9.80%  February 1, 2012                                                      30,000             35,353
           Telecom Italia Cap
             4.95% September 30, 2014                                                    430,000            395,686
             5.25% October 1, 2015                                                       120,000            111,653
           Tenet Healthcare Corp
             6.375%  December 1, 2011  ~                                                 271,000            244,578
             9.50% February 1, 2015 **                                                   623,000            624,558
             9.875% July 1, 2014                                                         994,000          1,006,425
           Time Warner Entertainment Co
             8.375%  July 15, 2033                                                        10,000             11,510
           Time Warner Inc
             6.875%  May 1, 2012                                                         520,000            545,207
           TXU Corp
             6.375%  June 15, 2006                                                        60,000             60,109
             6.55% November 15, 2034                                                   1,035,000            934,032
           TXU Energy Co LLC
             7.00%  March 15, 2013                                                       130,000            135,404
           Tyco International Ltd
             6.00%  November 15, 2013                                                    810,000            813,680
             6.375% October 15, 2011                                                   1,095,000          1,124,108
             6.875% January 15, 2029                                                   2,725,000          2,845,222
           UGS Corp
             10.00% June 1, 2012                                                          40,000             44,000
           Union Pacific Corp
             6.50% April 15, 2012                                                        100,000            104,486
             6.65% January 15, 2011                                                      130,000            135,494
           US Bancorp
             3.125%  March 15, 2008 MTN                                                  420,000            403,839
           US Bank National Association
             6.375% August 1, 2011                                                       265,000            276,198
           Ventas Realty Ltd
             6.75% June 1, 2010                                                           70,000             70,700
             7.125% June 1, 2015                                                          60,000             61,650
             8.75% May 1, 2009                                                            80,000             84,800
             9.00%  May 1, 2012                                                           20,000             22,450
           Verizon Global Funding Corp
             4.375% June 1, 2013                                                          65,000             59,662
             7.375%  September 1, 2012                                                     5,000              5,415
           Verizon New York Inc
             6.875% April 1, 2012                                                        465,000            477,651
           Vintage Petroleum Inc
             7.875% May 15, 2011                                                          30,000             31,195
             8.25% May 1, 2012                                                            80,000             85,078
           Visteon Corp
             8.25% August 1, 2010 ~                                                      150,000            123,750
           Wachovia Capital Trust III
             5.80% March 15, 2042                                                        540,000            530,539
           Waste Management Inc
             6.375%  November 15, 2012                                                   380,000            394,650
             6.50% November 15, 2008                                                     430,000            441,030
             7.75%  May 15, 2032                                                         810,000            950,105
           Wells Fargo & Co
             4.98%  June 12, 2006 ## ~                                                 1,220,000          1,220,254
             4.20% January 15, 2010                                                      140,000            134,362
             6.375% August 1, 2011                                                       335,000            349,313
           Western Oil Sands Inc
             8.375%  May 1, 2012                                                         220,000            244,200
           Westlake Chemical Corp
             6.625% January 16, 2016                                                      74,000             73,168
           Weyerhaeuser Co
             6.75% March 15, 2012                                                        460,000            478,868
           Williams Companies Inc
             7.93% May 1, 2009 **                                                        600,000            619,500
             6.75% April 15, 2009 **                                                   4,410,000          4,465,125
             7.50%  January 15, 2031                                                     195,000            202,313
           XTO Energy Inc
             6.25%  April 15, 2013                                                       280,000            289,635
             7.50%  April 15, 2012                                                        30,000             32,753
                                                                                                 -------------------
                                                                                                         92,343,802
                                                                                                 -------------------
FOREIGN GOVERNMENT 4.86%
           Brazil (Federative Republic)
             8.875% Fixed Rate Bond, April 15, 2024 ~                                    190,000            219,640
             8.875% Fixed Rate Bond, April 15, 2024                                       73,000             84,388
             10.125% Fixed Rate Bond, May 15, 2027                                        86,000            111,499
             11.00% Callable, Fixed Rate Bond, August 17, 2040 ~                       1,060,000          1,359,980
             12.25% Fixed Rate Bond, March 6, 2030 ~                                     260,000            395,850
           Bulgaria  (National Republic)
             8.25% Fixed Rate Bond, January 15, 2015                                     370,000            433,085
           Canada (National Republic)
             3.50% Fixed Rate Note, September 17, 2007                                   875,000            854,914
           Canadian Government Real Return
             4.00% December 1, 2031                                                      900,000          1,164,152
           Colombia (Republic of)
             8.125% Fixed Rate Bond, May 21, 2024 ~                                      180,000            201,600
             11.75% Fixed Rate Bond, February 25, 2020                                   420,000            598,500
           Deutsche Telekom International Financial B V
             5.75% Fixed Rate Note, March 23, 2016                                       460,000            450,041
           Italy (Republic of)
             4.375% Fixed Rate Note, October 25, 2006                                    500,000            497,982
           Mexico (United Mexican States)
            7.50% April 8, 2033 MTN                                                    2,100,000          2,341,500
             8.30% August 15, 2031 MTN                                                   430,000            519,655
             11.50% Fixed Rate Bond, May 15, 2026 ~                                    1,280,000          1,987,200
           Panama (Republic of)
             7.125% Fixed Rate Bond, January 29, 2026 ~                                  480,000            489,600
             8.875% Fixed Rate Bond, September 30, 2027                                   20,000             24,300
           Peru (Republic of)
             5.00%  Variable Rate Bond, March 7, 2017 ###                                431,340            409,773
             7.35% Fixed Rate Bond, July 21, 2025 ~                                      230,000            225,975
             8.75%  Fixed Rate Bond, November 21, 2033                                   250,000            278,750
           Queensland Treasury Corp
             6.00% June 14, 2011                                                       2,440,000          1,786,707
           Russian Federation
             5.00% Step-up Coupon, March 31, 2030 ###                                  4,370,000          4,794,764
                                                                                                 -------------------
                                                                                                         19,229,855
                                                                                                 -------------------
GOVERNMENT / AGENCY 2.31%
           Federal Farm Credit Banks
             4.125% July 17, 2009 ~                                                    1,030,000            998,432
           Federal Home Loan Bank
             3.31% January 26, 2007                                                      810,000            798,291
             3.50%  November 15, 2007                                                    790,000            770,591
             3.625%  November 14, 2008  ~                                                250,000            241,249
             4.125% April 18, 2008                                                       400,000            392,914
             4.375% November 16, 2007 ~                                                  970,000            959,101
             4.625% February 18, 2011                                                    430,000            420,595
             4.875%  November 15, 2006                                                 1,140,000          1,138,126
           Federal National Mortgage Association
             3.00%  April 26, 2019 ##                                                  1,610,000          1,607,633
             4.50% October 15, 2008 ~                                                    830,000            819,139
             6.75% September 15, 2029                                                    400,000            473,984
           Tennessee Valley Authority
             6.25%  December 15, 2017                                                    490,000            530,944
                                                                                                 -------------------
                                                                                                          9,150,999
                                                                                                 -------------------
GOVERNMENT / TREASURY 23.90%
           United States Treasury Bonds
             2.00% January 15, 2026 ~                                                  7,301,667          6,919,468

             2.375%  January 15, 2025 ~                                                1,882,633          1,891,972
             3.875%  April 15, 2029 ~                                                  4,691,184          6,020,844
             4.50% April 15, 2036                                                      2,890,000          2,711,632
             5.25% November 15, 2028 ~                                                    50,000             51,340
             5.375% February 15, 2031 ~                                                   50,000             52,633
             5.50% August 15, 2028 ~                                                     100,000            105,945
             6.125% November 15, 2027 ~                                                5,170,000          5,885,724
             6.125% August 15, 2029 ~                                                  6,205,000          7,113,933
             6.25% May 15, 2030 ~                                                      5,800,000          6,778,298
           United States Treasury Notes
             1.875%  July 15, 2013 ~                                                   5,505,042          5,345,698
             1.875% July 15, 2015 ~                                                      265,002            254,858
             2.00%  January 15, 2014 ~                                                 2,285,362          2,230,461
             2.00% July 15, 2014 ~                                                        94,657             92,317
             2.25%  February 15, 2007 ~                                                1,170,000          1,144,040
             2.50% September 30, 2006 ~                                                5,230,000          5,170,550
             2.875%  November 30, 2006 ~                                               1,640,000          1,618,859
             3.125%  May 15, 2007 ~                                                      580,000            568,989
             3.625% January 15, 2010                                                   3,020,000          2,895,189
             3.75% May 15, 2008 ~                                                      1,120,000          1,095,938
             3.875% February 15, 2013 ~                                                  480,000            452,588
             4.125% August 15, 2010 ~                                                 14,420,000         14,022,888
             4.25% August 15, 2015 ~                                                   4,740,000          4,515,404
             4.25% October 31, 2007 ~                                                  5,250,000          5,202,010
             4.25% November 15, 2014 ~                                                    10,000              9,558
             4.50% November 15, 2010 ~                                                 7,130,000          7,034,187
             4.50% February 28, 2011 ~                                                 4,080,000          4,020,554
             4.625% March 31, 2011                                                       830,000            827,666
           United States Treasury Bond -
              Treasury Strips
              0.00% November 15, 2021 * ~                                              1,000,000            452,687
                                                                                                 -------------------
                                                                                                         94,486,230
                                                                                                 -------------------

MORTGAGE-BACKED SECURITIES 55.35%
           Bear Stearns
             5.18813%  January 25, 2034 ## ^^                                            337,556            338,325
           Countrywide Asset-Backed Certificate
             5.09875%  November 15, 2028 ## ^^                                           334,492            336,413
           Countrywide Home Equity Loan Trust ##
             4.98875% October 15, 2035 ^^                                              3,437,090          3,438,499
           Credit Suisse First Boston USA
             5.46813%  November 25, 2031 ## ^^                                           748,958            751,349
           Crusade Global
             5.12%  September 18, 2034 ## ^^                                           1,076,088          1,078,503
           EMC Mortgage Loan Trust
             5.36813%  November 25, 2041 ## ** ^^                                        844,380            846,864
           Federal Home Loan Mortgage Corp
             4.125% October 18, 2010  ^^                                                 400,000            383,560
             4.875% February 17, 2009 ^^                                               2,680,000          2,665,568
             5.00% July 1, 2020 ^^                                                       289,006            281,748
             5.00% November 1, 2020 ^^                                                   964,732            940,506
             5.00% December 1, 2099 TBA *                                              2,900,000          2,758,625
             5.30% May 12, 2020 ^^                                                     3,220,000          3,057,142
             5.50%  October 1, 2017^^                                                     59,424             59,079
             5.625% November 23, 2035 ^^                                                 890,000            854,427
             7.00%  May 1, 2029^^                                                        173,665            179,038
           Federal National Mortgage Association
             5.00% December 1, 2020 ^^                                                 1,477,019          1,440,592
             5.00% July 1, 2033 ^^                                                     2,613,863          2,495,471

             5.00% August 1, 2033 ^^                                                   4,029,466          3,846,955
             5.00.% December 1, 2099 TBA *                                            10,600,000         10,089,875
             5.00% December 31, 2099 TBA *                                            63,400,000         60,309,250
             5.657% November 1, 2035 ^^                                                  795,180            813,841
             5.656% November 1, 2035 ^^                                                  797,058            815,763
             5.651% November 1, 2035 ^^                                                  800,586            819,373
             5.661% November 1, 2035 ^^                                                  793,163            811,795
             5.654% November 1, 2035 ^^                                                  885,274            906,049
             5.50% July 1, 2020 ^^                                                       889,911            884,780
             5.50% August 1, 2020 ^^                                                     369,254            367,125
             5.50% October 1, 2020 ^^                                                    950,527            945,048
             5.50% October 1, 2020 ^^                                                    964,000            958,443
             5.50% November 1, 2020 ^^                                                   196,961            195,826
             5.50% December 1, 2020 ^^                                                   975,862            970,236
             5.50% December 1, 2020 ^^                                                   984,978            979,300
             5.50% October 1, 2035 ^^                                                    492,343            480,725
             5.50% December 1, 2099 TBA *                                             15,500,000         15,127,039
             5.50% December 1, 2099 TBA *                                             34,400,000         33,540,000
             6.00%  March 1, 2016 ^^                                                     380,412            385,734
             6.00% October 1, 2035 ^^                                                    292,666            292,770
             6.00% December 1, 2099 TBA *                                                400,000            399,375
             6.50%  July 1, 2032 ^^                                                       68,597             70,134
             6.50% December 1, 2034 ^^                                                   330,457            338,094
             6.50% December 1, 2099 TBA *                                              2,600,000          2,648,750
           Governmental National Mortgage Association
             5.00%  July 15, 2033 ^^                                                     152,375            147,815
             5.00%  August 15, 2033 ^^                                                   563,244            546,386
             5.00% September 15, 2033^^                                               12,945,859         12,558,380
             6.00% November 15, 2028 ^^                                                1,661,315          1,683,738
             6.00%  July 15, 2029 ^^                                                      24,207             24,525
             6.00% September 15, 2031^^                                                   41,946             42,488
             6.00% December 15, 2031 ^^                                                  470,096            475,969
             6.00% January 15, 2032^^                                                     76,108             77,066
             6.00% February 15, 2032^^                                                    86,234             87,319
             6.00%  April 15, 2032 ^^                                                     50,615             51,253
             6.00%  May 15, 2032 ^^                                                       51,073             51,716
             6.00%  June 15, 2032 ^^                                                      45,585             46,158
             6.00%  September 15, 2032 ^^                                                 15,548             15,744
             6.00%  October 15, 2032 ^^                                                   45,290             45,860
             6.00%  November 15, 2032 ^^                                               2,077,931          2,104,093
             6.00% December 15, 2032 ^^                                                  664,475            672,841
             6.00%  January 15, 2033 ^^                                                   69,642             70,508
             6.00%  February 15, 2033^^                                                1,063,196          1,076,416
             6.00% July 15, 2033 ^^                                                      495,608            501,771
             6.00% November 15, 2033 ^^                                                  515,668            522,080
             6.00% August 15, 2034 ^^                                                  1,014,772          1,026,840
             6.00% September 15, 2034 ^^                                                 519,808            525,989
             6.00% December 15, 2034 ^^                                                  175,298            177,383
             6.00% June 15, 2035 ^^                                                    1,557,847          1,576,235
             6.50%  May 15, 2029 ^^                                                      141,765            147,167
             6.50%  June 15, 2031 ^^                                                     128,681            133,451
             6.50% July 15, 2031 ^^                                                      114,325            118,564
             6.50% October 15, 2031 ^^                                                   166,554            172,729
             6.50% November 15, 2031^^                                                   584,244            605,904
             6.50% December 15,2031^^                                                    212,493            220,371
             6.50% January 15, 2032^^                                                  1,227,628          1,273,002
             6.50% February 15, 2032^^                                                   119,724            124,149
             7.50%  May 15, 2030 ^^                                                        5,608              5,883
             7.50%  February 15, 2031 ^^                                                  14,374             15,077

           Indymac MBS Inc
             5.099% September 25, 2035 ^^                                                823,041            792,181
           Provident Bank Home Equity Loan Trust
             5.20813%  January 25, 2031 ## ^^                                            201,125            201,262
           Residential Funding Mortgage Securities II Inc
             4.93813% September 25, 2035 ^^                                            3,291,696          3,282,935
           Washington Mutual Mortgage Pass Through
             5.04813% April 25, 2045 ## ^^                                             1,303,544          1,303,271
             5.08813% December 25, 2045 ## ^^                                          3,811,916          3,819,161
             5.09813% December 25, 2045 ## ^^                                          3,881,428          3,890,120
             5.10813% December 25, 2045 ## ^^                                          1,949,686          1,954,540
             5.10813% December 25, 2045 ## ^^                                          4,789,330          4,800,868
             5.10813% October 25, 2045 ## ^^                                           3,237,094          3,252,355
             5.13813% August 25, 2045 ## ^^                                            7,420,756          7,459,220
           Wells Fargo Mortgage Backed Securities Trust
             3.54% September 25, 2034 ^^                                               2,360,000          2,241,613
                                                                                                 -------------------
                                                                                                        218,824,385
                                                                                                 -------------------
CONVERTIBLE BONDS & Notes 0.17%
           General Motors Corp                                                            41,800            678,832


TOTAL FIXED INCOME                                                                                      480,511,010
                                                                                                 -------------------
 (Cost $484,120,499)


--------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 34.09%                                                           SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------

REPUCHASE AGREEMENTS - 8.98%
           Goldman Sachs Repo, 4.77%, dated March 31, 2006, due April 3, 2006, repurchase price $10,474,162, collateralized by $10,270,000 Federal
           Home Loan Bank, 6.00%, due May 15, 2008, valued at $10,687,647, and
           Goldman Sachs Repo, 4.77%, dated March 31, 2006, due April 3, 2006, repurchase price $25,039,949, collateralized by $25,000,000 Fannie
           Mae 5.00%, due January 23, 2009, valued at $25,064,861                     35,500,000         35,500,000

SHORT TERM INVESTMENT FUND - 0.08%
           State Street Global Advisors
           Money Market Fund
            4.34% yield as of March 31, 2006 ^^^                                         330,393            330,393

SHORT TERM INVESTMENT TRUST - 25.03%
           State Street Securities Lending Quality Trust
            4.71% yield as of March 31, 2006 ^^^                                      98,941,066         98,941,066
                                                                                                 -------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $134,771,459)                                                                                    134,771,459
                                                                                                 -------------------

TOTAL INVESTMENTS - 155.63%
 (Cost $618,891,958)                                                                                    615,282,469
                                                                                                 -------------------

OTHER ASSETS AND LIABILITIES - -55.63%                                                                 (219,925,343)
                                                                                                 -------------------


TOTAL NET ASSETS - 100%                                                                                 395,357,126
                                                                                                 ===================


PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND as of March 31, 2006
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
FIXED INCOME - 95.92%                                                                       PAR +              VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 3.08%
       Ameriquest Mortgage Services Inc
         4.37% October 25, 2033 ^^                                                        421,436            419,760
       FHLMC Structured Pass Through
         4.78% October 27, 2031 ^^                                                        900,000            890,476
       G E Equipment Small Ticket LLC
         4.51% December 22, 2014 ** ^^                                                  1,000,000            977,061
       Nissan Auto Receivables
         2.43%   December 15, 2006 ^^                                                      69,508             69,431
       New Century Home Equity Loan Trust
         5.09813% February 25, 2035 ## ^^                                                 834,669            835,599
       Residential Asset Securities Corp
         5.31813% June 25, 2031 ##  ^^                                                    627,780            627,901
       TXU Electric Delivery Transition
         3.52%  November 15, 2011 ^^                                                      770,460            747,883
       Volkswagen Auto Lease Trust
         3.94% October 20, 2010 ^^                                                      1,000,000            981,732
                                                                                                  -------------------
                                                                                                           5,549,843
                                                                                                  -------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.33%
       Governmental National Mortgage Association
         4.287% September 16, 2025 ^^                                                   2,459,868          2,391,187
                                                                                                  -------------------

CORPORATES 1.09%
       Ford Motor Credit Co
         5.70%  November 16, 2006 ##                                                    1,000,000            997,009
       SLM Corp
         4.88% February 1, 2010 ##                                                      1,000,000            960,470
                                                                                                  -------------------
                                                                                                           1,957,479
                                                                                                  -------------------
GOVERNMENT / AGENCY 54.33%
       Federal Agricultural Mortgage Corp
         4.25% July 29, 2008                                                            2,000,000          1,964,364
       Federal Home Loan Mortgage Corp
         2.75% October 15, 2006                                                        11,000,000         10,863,292
       Federal National Mortgage Association
         2.50% June 15, 2006                                                           20,000,000         19,899,900
         3.29% November 20, 2006                                                       25,000,000         24,703,200
         3.31% January 26, 2007                                                        14,000,000         13,797,630
         3.53% October 19, 2007                                                        10,000,000          9,758,510
         4.25% July 15, 2007                                                            2,000,000          1,978,456
         5.10% December 29, 2008                                                       15,000,000         14,907,780
                                                                                                  -------------------
                                                                                                          97,873,132
                                                                                                  -------------------
GOVERNMENT / TREASURY 15.25%
       United States Treasury Notes
         3.875% September 15, 2010                                                      5,000,000          4,809,570
         4.125% August 15, 2008                                                         4,000,000          3,942,812
         4.25% October 31, 2007                                                         2,000,000          1,981,718
         4.25% November 30, 2007                                                        5,000,000          4,952,150
         4.375% January 31, 2008                                                        5,000,000          4,958,400
         4.50% February 15, 2009                                                        2,000,000          1,982,656
         4.50% November 15, 2015                                                        5,000,000          4,851,955
                                                                                                  -------------------
                                                                                                          27,479,261
                                                                                                  -------------------

MORTGAGE-BACKED SECURITIES 20.84%
       Federal Home Loan PC Pool
         3.046% October 1, 2033 ^^                                                      1,303,146          1,291,598
         3.88% February 1, 2034 ^^                                                      6,784,313          6,786,867
         4.192%  February 1, 2033 ^^                                                    2,029,502          2,011,205
       Federal Home Loan Mortgage Corp
         4.00% December 15, 2022                                                        1,591,000          1,553,294
       Federal National Mortgage Association
         3.93% January 1, 2035 ^^                                                       7,596,226          7,488,676
         4.422% February 1, 2032 ^^                                                     3,399,895          3,344,829
         5.00% May 25, 2027 ^^                                                            169,869            168,943
         5.61% January 25, 2032 ^^                                                      1,064,802          1,060,977
       Federal National Mortgage Association Pool
         3.12%  July 1, 2033 ^^                                                         2,698,641          2,711,824
         3.946%   February 1, 2033 ^^                                                   2,183,091          2,146,306
         5.82% February 1, 2009 ^^                                                      4,670,522          4,695,743
       Washington Mutual Securities Corp
         5.26813% June 25, 2035 ^^                                                      4,267,239          4,279,632
                                                                                                  -------------------
                                                                                                          37,539,894
                                                                                                  -------------------
TOTAL FIXED INCOME
 (Cost $175,221,653)                                                                                     172,790,796
                                                                                                  -------------------


---------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.13%                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 3.13%
       State Street Global Advisors
         Government Money Market Fund
        4.34% yield as of March 31, 2006 ^^^                                            5,645,464          5,645,464
                                                                                                  -------------------


TOTAL SHORT TERM INVESTMENTS
 (Cost $5,645,464)                                                                                         5,645,464
                                                                                                  -------------------

TOTAL INVESTMENTS - 99.05%
 (Cost $180,867,117)                                                                                     178,436,260
                                                                                                  -------------------

OTHER ASSETS AND LIABILITIES - 0.95%                                                                       1,700,407
                                                                                                  -------------------


TOTAL NET ASSETS - 100%                                                                                  180,136,667
                                                                                                  ===================

PREFERRED MONEY MARKET FUND as of March 31, 2006
----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 103.50%                                              PAR +                 VALUE
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 19.55%
     Barclays Bank PLC
       4.26% April 13, 2006                                               5,000,000             4,999,100
       4.725% November 6, 2006                                            4,000,000             3,987,920
       4.795% December 5, 2006                                            2,500,000             2,492,425
     BNP Paribas NY Branch
       4.235% August 30, 2006                                             2,600,000             2,590,380
       4.59813% October 4, 2006 ##                                        5,000,000             5,000,000
     Citibank New York NA
       4.67% May 9, 2006                                                  8,332,000             8,330,584
     Deutsche Bank AG
       3.825% April 21, 2006                                              1,200,000             1,199,304
     HBOS Treasury Services PLC
       4.305% September 28, 2006                                          2,600,000             2,588,950
     Royal Bank Canada (NY Branch)
       3.805% May 2, 2006                                                 7,000,000             6,973,120
     Societe Generale
      3.97%  August 11, 2006                                              5,000,000             4,978,750
     Toronto Dominion
       4.80% April 13, 2006@                                             10,085,000            10,085,000
                                                                                    ----------------------
                                                                                               53,225,533
                                                                                    ----------------------

COMMERCIAL PAPER - 67.46%
     Bank of Ireland
       4.62% May 9, 2006 ** @                                            10,000,000             9,952,000
     Cancara Asset & Securitization LLC
       4.84% April 3, 2006 ** @                                          12,000,000            12,000,000
     CBA (De) Finance Inc
       4.75% April 28, 2006 @                                            12,000,000            11,960,280
     Clipper Receivables Co LLC
       4.83% April 3, 2006 @                                             11,823,000            11,823,000
     Depfa Bank PLC
       4.60%  May 8, 2006 ** @                                            5,000,000             4,976,800
     Goldman Sachs Group Inc
       4.83% April 3, 2006 @                                             12,000,000            12,000,000
     Grampian Funding LLC
       4.43% April 19, 2006 ** @                                          5,000,000             4,989,250
     ING U S Funding LLC
       4.75% May 4, 2006 @                                               12,000,000            11,950,800
     Irish Life & Permanent PLC
       4.445% May 22, 2006 ** @                                           4,000,000             3,973,720
     Ixis Commercial Paper Corp
       4.43% April 19, 2006 ** @                                          5,000,000             4,989,400
       4.62% May 11, 2006 ** @                                            5,000,000             4,974,800
     KBC Financial Products International
       4.84% April 3, 2006 ** @                                          12,000,000            12,000,000
     Liberty Street Funding Corp
       4.76% April 27, 2006 ** @                                         10,000,000             9,967,800
     Nordea North America Inc
       4.20% April 18, 2006 @                                             7,000,000             6,986,000

     Rabobank USA Financial Corp
       4.83% April 3, 2006 @                                             12,000,000            12,000,000
     Sheffield Receivables Corp 3+4
       4.84% April 3, 2006 ** @                                          12,000,000            12,000,000
     Silver Tower US Funding LLC
       4.45% April 18, 2006 ** @                                         10,000,000             9,979,800
     Stadshypotek Delaware Inc
       4.60% May 8, 2006 ** @                                             5,552,000             5,526,239
     Tulip Funding Corp SLN
       4.78% May 2, 2006 ** @                                            10,000,000             9,961,494
     UBS Finance Del LLC
       4.83% April 3, 2006 @                                             12,000,000            12,000,000
                                                                                    ----------------------
                                                                                              184,011,383
                                                                                    ----------------------
FLOATING RATE NOTES - 16.49%
     Bear Stearns Cos Inc
       4.68% April 28, 2006 MTN ##                                       10,000,000            10,000,000
     Credit Suisse First Boston NY
       4.75625% July 19, 2006 ##                                          8,000,000             8,000,000
     Dexia Credit Local SA
       4.58% October 3, 2006 ##                                           5,000,000             5,000,000
     General Electric Capital Corp
       4.79125% April 9, 2007 ##                                          3,000,000             3,003,750
     K2 USA LLC
       4.82%   June 20, 2006 MTN ** ##                                    3,000,000             3,000,000
     Links Finance LLC
       4.675% September 12, 2006 MTN ** ##                                3,000,000             3,000,000
     Monumental Global Funding II
       4.80% May 19, 2006 ** ##                                           8,000,000             8,000,000
     Wells Fargo & Co
       4.60% April 3, 2007 MTN ##                                         5,000,000             5,000,000
                                                                                    ----------------------
                                                                                               45,003,750
                                                                                    ----------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $282,294,218)                                                                          282,240,666
                                                                                    ----------------------

TOTAL INVESTMENTS - 103.50%
 (Cost $282,294,218)                                                                          282,240,666
                                                                                    ----------------------

OTHER ASSETS AND LIABILITIES - -3.50%
                                                                                               (9,499,918)
                                                                                    ----------------------

TOTAL NET ASSETS - 100%                                                                       272,740,748
                                                                                    ======================

NOTES TO SCHEDULES OF INVESTMENTS

         * Non-income producing security.
        ** Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
           As of March 31, 2006, these securities amounted to $13,976,655 or 3.54% of the net assets of the Fixed Income Fund, $119,291,303 or 43.74% of the Money Market Fund, and $977,061 or 0.54% of the Short-Term Government Fund.
         # All or a portion of this security is being used to collateralize futures contracts outstanding at March 31, 2006.
        ## Floating rate note. The interest rate shown reflects the rate currently in effect.
       ### Variable rate bond. The interest rate shown reflects the rate currently in effect.
         @ Yields are at time of purchase.
         + Par is in U.S. dollars unless otherwise noted.
         ~ All or a portion of this security was out on loan at month-end.
         ^ Caterpillar Inc. is the parent company of Caterpillar Investment
           Management Ltd. (CIML), the fund's adviser.
        ^^ Maturity dates represent legal final maturity and not the average life assumed by expected prepayment characteristics and security structure.
       ^^^ Related Parties.


ABBREVIATIONS:

     ADR - American Depositary Receipt.
     IO - Interest Only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
    MTN -  Medium Term Notes.
    REIT - Real Estate Investment Trust.
    TBA - To Be Announced, these securities have been purchased on a delayed delivery basis.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Preferred Group of Mutual Funds

By:  /s/ David L. Bomberger
     ----------------------
David L. Bomberger
President
May 30, 2006






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ David L. Bomberger
     ----------------------
David L. Bomberger
President (Principal Executive Officer)
May 30, 2006


By:  /s/ Fred L. Kaufman
     -------------------
Fred L. Kaufman
Vice President & Treasurer (Principal Financial Officer)
May 30, 2006